UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 520-5925
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period:  March 31, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2024

CrossingBridge Low Duration High Yield Fund
Institutional Class
(CBLDX)

CrossingBridge Responsible Credit Fund
Institutional Class
(CBRDX)

CrossingBridge Ultra-Short Duration Fund
Institutional Class
(CBUDX)

CrossingBridge Pre-Merger SPAC ETF
(SPC)

RiverPark Strategic Income Fund
Institutional Class
(RSIIX)

Retail Class
(RSIVX)

Investment Adviser

CrossingBridge Advisors, LLC
427 Bedford Road
Suite 220
Pleasantville, New York 10570

Phone: 1-888-898-2780

Table of Contents

COMMENTARY	3

MANAGEMENT’S DISCUSSION OF
FUND PERFORMANCE AND ANALYSIS	15

EXPENSE EXAMPLE	25

INVESTMENT HIGHLIGHTS	27

SCHEDULES OF INVESTMENTS	37

STATEMENTS OF ASSETS AND LIABILITIES	72

STATEMENTS OF OPERATIONS	75

STATEMENTS OF CHANGES IN NET ASSETS	78

FINANCIAL HIGHLIGHTS	84

NOTES TO FINANCIAL STATEMENTS	94

ADDITIONAL INFORMATION	121

Commentary

Getting off the Bench(mark)

The recent NCAA college basketball tournaments remind us that players regularly come off the bench to give their teams an extra boost. Many fixed income investors seem focused on capturing the benchmark rate of return yet are failing to acknowledge that on-the-run1 credit spreads are very tight and may be undercompensating for risk.2  In this market, with all of its uncertainties, it is imperative that credit investors get off the bench and find better ways to invest in fixed income. Moreover, just as in basketball, this market will require both a strong defense, to protect capital, and an offense ready to identify and take advantage of scoring opportunities.

Fewer scoring opportunities – As shown above, credit spreads are near historic lows and, as a percentage of the total yield,3 at their lowest level since the first half of 2007. Assuming everything goes according to the game plan, debt investors’ expected return is
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[1]	“On-the-run” credit spreads are those implied by the yield of the most frequently traded credit instruments.
[2]	There are many different types of risk including, but not limited to credit, interest rate (i.e. duration) and collateral (unsecured vs. secured, working capital vs. real estate).
[3]
OAS divided by YTW. The yield-to-worst (YTW) of a fixed income security is the lowest possible yield that an investor would receive for a bond, based on its optional call schedule, without defaulting. The option-adjusted-spread (OAS) is the difference between the YTW of a fixed income security and the yield of a Treasury security of comparable maturity, adjusted for embedded options permitting the issuer to prepay the instrument.

highly correlated to U.S. Treasuries of similar maturity with little value associated with underwriting credit risk. This creates a conundrum for investors with disparate outcomes depending on the economy:

•	Robust economy – Inflation may reignite causing rates to rise and bond prices to fall.
•	“Soft Landing” – Investors’ returns are similar to movement in Treasury rates.
•	Weaker Economy – Credit spreads widen, likely causing corporate bond prices to fall.

Taking a more granular view, the table above shows the distribution of credit spreads for the lowest quality investment grade bonds (BBB) and the highest quality junk bonds (BB) over the last twenty years. Currently, BBB credit spreads are, on average, 117 basis points, lower than the average BBB credit spread in 92% of the monthly periods since 2/29/04.C  Concurrently, BB credit spreads are lower than the level seen in 97% of the quarterly periods since 2004. Some high yield strategists have been pointing to the lowest quality performing segment, CCC-rated bonds, as an opportunity. However, investing in such low-quality credit requires a “full court press”, a thorough examination of all aspects of the investment, in the hope of uncovering these mispriced opportunities overlooked by the rest of the market. At this point in the cycle, we have our doubts. A high yield salesperson who we respect and have known for over 25 years recently asked: “Can you guys do emerging markets? That’s what all my distressed guys are doing because they can’t find anything here.” As none of our funds include emerging markets in their mandate and it is outside our core expertise, we will just stay in our lane without FOMO.4

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[4]	“Fear of missing out.”

The best offense is a good defense – Outperformance over the next year may be more a function of playing defense, defending one’s capital, than going on offense and seeking to make a high-flying slam dunk – in low quality high yield or in emerging markets – every time down the court. Since 1Q22, when the Fed began raising rates to combat inflation, the number of new Chapter 11 filings in the U.S. has more than doubled. Elevated rates are stressing companies that have high levels of debt and are giving “sticker shock” to those that are financed with floating rate debt and/or must go to the high yield market to refinance. The higher cost of debt is largely a function of elevated underlying interest rates5 as credit spreads, as discussed above, are tight, not yet reflecting the rise in credit risk suggested by the increase in total Chapter 11 filings. Recently, we have seen a surge in new issuance of investment grade, high yield and syndicated bank debt as companies strive to take advantage of tight credit spreads while pushing out their maturities, despite higher interest rates. This may turn out to be a prudent move by corporate treasurers.

The clock is not your friend – Down five points with 15 seconds remaining on the clock, your team is likely to lose the game. For stressed companies and their bondholders, upcoming maturities may be the final buzzer. Reaching for yield in short maturity paper of stressed credits can be a dangerous play; longer-dated maturities of the same issuer trading at a substantial discount to par are often the tip-off. We refer to this activity as “Merry-Go-Round Investing.” Effectively, the short maturity investor is betting that they will get off the merry-go-round before time runs out. In March, two large European issuers,
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[5]
The underlying rates for fixed rate instruments are U.S. Treasury rates. The underlying rates for floating rate loans are the one- or three-month Treasury rates or SOFR, the Secured Overnight Financing Rate.

Intrum and Altice France, indicated that it may be difficult for them to pay off bonds maturing in 2024 and 2025 and needed to begin discussions with bondholders regarding a broader restructuring. Per the graph above, the announcement by Altice France’s management precipitated a sharp drop in the price for its 2025 secured bond and the company’s pari-passu 2028 bond which was already trading at a significant discount, suggesting distress. Nothing like a 10-point drop in your short-term bond to make you queasy, realizing that you stayed on the merry-go-round too long.

Protect the ball – Do you want to invest at the top of the capital structure, the middle, or the bottom? As shown above, if defense, protection of capital, is a priority, investing in senior secured debt has provided the greatest level of safety, as demonstrated by the average recovery rate for distressed instruments, in the high yield market. That said, investors’ demand for yield may be over-riding their interest in safety. In a recent Jefferies research report,G a comparison of the yield for pairs of secured and unsecured instruments issued by the same company revealed that, in some cases, investors were willing to give up the benefits of a secured claim and significantly lower leverage in order to capture as little as 6 basis points of incremental yield. A recent Barclays studyH goes further, concluding that bond-level issue selection provides an enhancement to issuer selection in the context of actively managed fixed income portfolios. They go on to show that bonds of the same issuer may perform differently depending on their priority in the capital structure, issue size and market liquidity, variance in covenant protection, position in the maturity schedule, etc. Moreover, Barclays demonstrates that, after normalizing for several factors,6 the potential to generate alpha via issue selection is greatest for lower quality bonds, particularly those rated CCC/Caa, where bond-specific factors drive greater variance in outcome. As bottom-up, value-driven investors we are fully aware of the benefits of issue and issuer selection.
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[6]	Barclays normalizes for the number of bonds per issuer, liquidity effects, and spread curve effects.

You make your own luck by being prepared – With interest rates having fallen from their peak and a wide-open corporate bond market, we appear to be at the beginning of a resurgence in M&A after a very slow 2023. According to Morgan Stanley, globally listed non-financial corporations hold in excess of $5.6 trillion in cash and private equity investors have over $2.5 trillion of “dry powder” ready to be deployed into acquisitions.J  Given that interest rates remain relatively high, the buyers are more likely to be corporations. However, if we see a decline in interest rates, we may also see a rise in acquisition activity among private equity sponsors. There are several ways that M&A can factor into event-driven credit investing. For instance, as shown above, bond prices for BBB and BB high yield bonds are, on average, trading below 100. An announcement that a high yield issuer is being acquired by an investment grade company would usually cause the target’s bonds to quickly jump up toward 100 and, possibly, above par to trade in line with acquiror’s bonds if it seems likely that that bond will remain outstanding after the merger is effective. Alternatively, the acquisition may trigger a change-of-control provision in a bond indenture allowing bondholders to demand repayment (usually at a price of 101) when the deal is completed. Although such terms are far more common in high yield bonds where 88% of indentures include this covenant, 28% of investment grade bonds (mostly among BBB bonds) also include them.K  Thus, given the large cohort of corporate bonds trading below par, a rise in acquisition activity may be a catalyst for significant upside. We are on the lookout for high quality debt, with change-of-control “puts”7, of potential acquisition targets trading at benchmark yields with the hope that we get lucky. Conversely, bonds that lack change-of-control covenants, often investment grade credits, are at risk of a sudden price decline if the issuer is acquired by a high yield credit or a private equity sponsor who intends to add leverage and leave the bonds outstanding – sometimes called “screwing the bondholder” for the benefit of shareholders.
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[7]	A change-of-control “put” would give the bondholder the ability to put the bond to the issuer i.e. require it to repay the bond upon completion of the issuer’s sale, subject to specified conditions.

Anticipate where the ball is going – According to Goldman Sachs,M a record high 78% of high yield capital raised year-to-date in 2024 has been used to refinance upcoming maturities. Meanwhile, as noted above, a significant portion of the high yield bond market is trading at a discount to par due to the rise in interest rates. Thus, the YTW for a bond, which equals the yield-to-maturity (YTM) for bonds trading below par, may be understating the likely yield to be realized for a given bond if one anticipates it being repaid before the bond “goes current”, one year before maturity. Typically, companies prefer to refinance their debt at least one year prior to maturity to avoid showing a large block of current debt on their balance sheet, which might raise concerns for their auditors. As such, one of our approaches has been to focus on bonds and loans based on their “yield-to-go-current”, anticipating an early refinancing. According to Barclays,N high yield bonds that are repaid 12 months prior to maturity capture, on average, 45 basis points of incremental yield over the market’s average YTM.

Due to the inversion of the yield curve, some companies have an arbitrage opportunity to refinance their short-dated maturities via defeasance. By issuing long term debt and using the proceeds to invest in money market securities and U.S. Treasuries set aside to defease outstanding short-term debt, they are able to take advantage of high short-term rates while successfully pushing out their debt maturities. In these cases, we sometimes find attractive opportunities to invest in short-term high yield bonds that are fully collateralized by cash alternatives.

Rebounding turns into scoring opportunities – The rise in defaults and restructurings in 2023 and 2024 is presenting us with opportunities for rebounds as we often find that post-reorg debt can be attractive. Taking a “time out” during restructuring, companies will often aggressively cut costs, refine their business plans and, most importantly, reduce leverage. The financial restructuring, either in or out of court, often leads to the exchange of new debt for old or the issuance of new debt to repay creditors and fund the company following the reorganization. Typically, this new debt, crafted by vulture investors and restructuring professionals, has tight covenant packages designed to control the company’s cash flow and prevent further distress. Because the credit is tainted by its troubled history, the investor base for post-reorg debt is often limited, leading to higher coupons. Also, following a restructuring, many lenders, including CLOs and hedge funds, who have received new debt in exchange for their pre-reorg claims, become “un-natural holders”, primed to sell.  We often find these investment candidates attractive as, once the restructuring has been completed, the company has a better, cleaner capital structure, giving it a fresh start.

There are good players overseas – Having been involved in the Nordic high yield market since the mid-2000s, we have developed our knowledge base and found opportunities in bonds with better credit metrics, higher yields and better covenants than we find in the U.S. high yield market. By comparison to the U.S. market which has approximately $1.4 tn in bonds outstanding, the Nordic market is tiny, but growing fast, from less than €14.0 bn in 2007 to over €56.0 bn in 2023. So far, we have found sufficient new issuance activity and secondary market liquidity to justify our participation in this market. With respect to yield, the graph above shows that the average credit spread for Nordic high yield bonds has been consistently higher than the option-adjusted spread of the ICE BofA US High Yield Index, on average by 211 basis points, since early 2018. In its earlier days, the Nordic market was highly concentrated in oil & gas and shipping but is much more diverse today. Shipping represents about 7% of the market and oil & gas represents approximately 16%.Q  The typical Nordic high yield credit has lower net leverage than we find in the U.S. Nordic bonds generally have 3- to 5-year maturities, are floating rate, are secured by assets and provide strong bondholder protections including debt incurrence and dividend limitations and, sometimes, maintenance requirements (e.g. minimum liquidity). The Nordic bond market reminds us of the leveraged loan market of the early 1990s when investors achieved significantly better returns with less risk than the leveraged loans we see today.

*Dry Powder is defined as cash, cash equivalents, pre-merger SPACs, and maturities of 90 days or less

Positioning is critical – The table above provides some key metrics reflecting portfolio positioning at quarter end. We continue to take advantage of the inverted yield curve, favoring the high income from the short end of the curve rather than speculating on the timing and magnitude of Fed rate cuts for an uncertain total return. As part of our defensive strategy, we are emphasizing investments higher up in the capital structure and foreign corporate debt. In our 4Q23 letter, we discussed the potential for volatility in the markets due to “a convergence of economic, political, social, and technological transformation.” This view has not changed. Thus, we are actively managing our “dry powder” to remain nimble to take advantage of opportunities should they arise.

We are energized by our fans and encourage our investors to reach out to discuss our strategies in more detail.

There are no slam dunks,

David K. Sherman and the CrossingBridge team

Endnotes

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A	Bloomberg, option-adjusted credit spread and yield-to-worst for the ICE BofA US High Yield Index and the ICE BofA US Corporate Index from 6/30/04 to 3/31/24
B	Bloomberg, ICE BofA BBB US Corporate Index and BB US High Yield Index, data from 2/29/04 to 3/31/24
C	Bloomberg, ICE BofA BBB US Corporate Index and BB US High Yield Index, data from 2/29/04 to 3/31/24
D	Bloomberg <BANBT11>, US New Bankruptcy Cases Chapter 11 Filings
E	Bloomberg, Altice France 2.5% Secured Note due 1/15/25 and 3.375% Secured Note due 1/15/28, price history from 12/31/23 to 3/28/24
F	In refi mode, Goldman Sachs, March 7, 2024, annual data from 2010 to 2023
G	JEF LBO Monitor, Jefferies, March 27, 2024
H	Value of bond versus issuer selection in credit, Barclays, February 5, 2024
I	The Return of M&A (presentation), Morgan Stanley, March 11, 2024
J	The Return of M&A, Morgan Stanley, March 4, 2024
K	The Return of M&A, Morgan Stanley, March 4, 2024
L	In refi mode, Goldman Sachs, March 7, 2024, annual data from 2010 through February 2024
M	In refi mode, Goldman Sachs, March 7, 2024
N	More yield than meets the eye, Barclays, February 23, 2024
O	In refi mode, Goldman Sachs, March 7, 2024, annual data from 2010 through February 2024
P
Nordic Bond Report, Pareto Securities, January 30, 2024, the spread-to-worst over the Swedish Krona benchmark bond yield as per the Pareto Securities Scandinavian Fixed Income and Research High Yield Index and the option-adjusted spread for the ICE BofA US High Yield Index, data from 2/28/18 to 12/29/23

Q	Nordic Bond Report, Pareto Securities, January 30, 2024

SEC Yields as of 3/31/24:
CrossingBridge Low Duration High Yield Fund (CBLDX): 8.23%/8.23%
CrossingBridge Ultra-Short Duration Fund (CBUDX): 6.30%/6.20%
CrossingBridge Responsible Credit Fund (CBRDX): 8.57%/8.02%
RiverPark Strategic Income Fund (RSIIX): 9.14%/9.14%
RiverPark Strategic Income Fund (RSIVX): 8.89%/8.89%

Disclosures

Must be preceded or accompanied by a prospectus. The prospectus for the CrossingBridge Ultra-Short Duration Fund, CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund, and RiverPark Strategic Income Fund can be found by clicking here. The prospectus for the CrossingBridge Pre-Merger SPAC ETF can be found by clicking here. To obtain a hardcopy of the prospectus, call 888-898-2780. Please read and consider the prospectus carefully before investing. Per Rule 30e-3 under the Investment Company Act of 1940, the fiscal Q1 holdings and Q3 holdings can be found by clicking on the respective links.

The Statement of Additional Information (SAI) can be found by clicking here. Please read and consider the prospectus carefully before investing.

The Funds are offered only to United States residents, and information on the Funds’ website is intended only for such persons. Nothing on the Funds’ website should be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where the offer or solicitation would be unlawful under the securities laws of such jurisdiction.

CrossingBridge mutual funds’ disclosure: mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Because the Funds may invest in ETFs and ETNs, they are subject to additional risks that do not apply to conventional mutual Funds, including the risks that the market price of an ETF’s and ETN’s shares may trade at a discount to its Net Asset Value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The value of ETN’s may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid. Investments in asset backed, mortgage backed, and collateralized mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investing in commodities may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. Shares of closed-end funds frequently trade at a price per share that is less than the NAV per share.  There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares. There are greater risks involved in investing in securities with limited market liquidity.

CrossingBridge Pre-Merger SPAC ETF disclosure: investing involves risk; principal loss is possible. The Fund invests in equity securities and warrants of SPACs. Pre-combination SPACs have no operating history or ongoing business other than seeking combinations, and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable combination. There is no guarantee that the SPACs in which the Fund invests will complete a combination or that any combination that is completed will be profitable. Unless and until a combination is completed, a SPAC generally invests its assets in U.S. Government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject to foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination. Because the Fund is non-diversified it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Definitions: The S&P 500, or simply the S&P, is a stock market index that measures the stock performance of 500 large companies listed on stock exchanges in the united states. The ICE BOFA High Yield Index tracks the performance of us dollar denominated below investment grade rated corporate debt publicly issued in the us domestic market.  The ICE BofA BBB US Corporate Index, a subset of the ICE BofA US Corporate Master Index tracking the performance of US dollar denominated investment grade rated corporate debt publicly issued in the US domestic market. This subset includes all securities with a given investment grade rating BBB.  A Basis Point (BP) is 1/100 of one percent.  Pari-Passu is a Latin term that means ’on equal footing’ or ’ranking equally’. It is an important clause for creditors of a company in financial difficulty which might become insolvent. If the company’s debts are Pari-Passu, they are all ranked equally, so the company pays each creditor the same amount in insolvency.  Yield to Maturity (YTM) is the total return anticipated on a bond (on an annualized basis) if the bond is held until it matures.  Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates.  The SEC Yield is a standard yield calculation developed by the U.S. Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after the deduction of the fund’s expenses. It is also referred to as the “standardized yield.”  Yield to Worst is the yield on the portfolio if all bonds are held to the worst date; Yield to Worst date is the date of lowest possible yield outcome for each security without a default.

ETF definitions: the ICE BOFA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. Maturity: similar to a bond’s maturity date, SPAC also have a maturity, which is the defined time period in which they have to complete a business combination. Price refers to the price at which the ETF is currently trading. The Sec Yield is a standard yield calculation developed by the U.S. Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after the deduction of the fund’s expenses. It is also referred to as the “standardized yield.”

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Any direct or indirect reference to specific securities, sectors, or strategies are provided for illustrative purposes only.  When pertaining to commentaries posted by CrossingBridge, it represents the portfolio manager’s opinion and is an assessment of the market environment at a specific time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the fund or any security in particular. Specific performance of any security mentioned is available upon request.

Any performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 914-741-1515. Please find the most current standardized performance for each Fund as of the most recent quarter-end by clicking the following links: CrossingBridge Low Duration High Yield Fund, CrossingBridge Ultra-Short Duration Fund, CrossingBridge Responsible Credit Fund, RiverPark Strategic Income Fund, CrossingBridge Pre-Merger SPAC ETF.

All performance data greater than 1 year is annualized.

Diversification does not assure a profit nor protect against loss in a declining market.

A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation’s assets and earnings. A bond is a debt investment in which an investor loans money to an entity that borrows the funds for a defined period of time at a fixed interest rate. A stock may trade with more or less liquidity than a bond depending on the number of shares and bonds outstanding, the size of the company, and the demand for the securities. The Securities and Exchange Commission (SEC) does not approve, endorse, nor indemnify any security. Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates.

Tax features may vary based on personal circumstances. Consult a tax professional for additional information.

The CrossingBridge Ultra-Short Duration Fund, CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund, and RiverPark Strategic Income Fund are distributed by Quasar Distributors, LLC.

The CrossingBridge Pre-Merger SPAC ETF is distributed by Foreside Fund Services, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Low Duration High Yield Fund
(Unaudited)

The 2023-2024 fiscal semi-annual period for the CrossingBridge Low Duration High Yield Fund (CBLDX; the “Fund”) covers the six-month period of October 1, 2023 through March 31, 2024.  During this period, the Fund gained 5.03% on its Institutional Class shares while the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index gained 5.57%, the ICE BofA 1-3 Year U.S. Corporate Bond Index gained 3.90% and the ICE BofA 0-3 Year U.S. Treasury Index gained 2.75%.

Monthly investment results for the fiscal year ranged from 0.35% in October 2023 to 1.17% in December 2023. The Fund generated positive returns for all six months during the fiscal semi-annual period.  The median monthly return for the period was 0.85% with an annualized standard deviation of 0.96%.

The total return for the period was positive.  The Fund had positive contributions from interest income and had realized losses and unrealized gains during the period.  The NAV increased from $9.66 on September 30, 2023 to $9.78 on March 31, 2024 and the Fund distributed $0.37 during the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index (HSNF) tracks the performance of short maturity U.S. dollar denominated below investment grade rating (based on an average of Moody’s, S&P, and Fitch), at least 18 months to final maturity at the time of issuance, at least one month but less than three years remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and minimum amount outstanding of $250 million. The ICE BofA 1-3 Year U.S. Corporate Bond Index (C1A0) is a subset of the ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than three years. The ICE BofA 0-3 Year U.S. Treasury Index (G1QA) tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. Standard Deviation is a statistical measure that is used to quantify the amount of variation or dispersion of a set of data values.  Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield.  Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s and ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell the shares. The value of ETNs may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid. Investments in asset-backed, mortgage-backed, and collateralized mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund invests in equity securities and warrants of special purpose acquisition companies (“SPACs”). Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Responsible Credit Fund
(Unaudited)

The 2023-2024 fiscal semi-annual period for the CrossingBridge Responsible Credit Fund (CBRDX; the “Fund”) covers the six-month period of October 1, 2023 through March 31, 2024.  During this period, the Fund gained 4.97% on its Institutional Class shares while the ICE BofA U.S. High Yield Index gained 8.68%, the ICE BofA U.S. Corporate Index gained 7.83% and the ICE BofA 3-7 Year U.S. Treasury Index gained 3.85%.

Monthly investment results for the fiscal period ranged from 0.26% in October 2023 to 1.70.% in December 2023. The Fund generated positive returns for the six months during the fiscal period.  The median monthly return for the period was 0.66% with an annualized standard deviation of 1.78%.

The total return for the period was higher.  The Fund had positive contributions from interest income and had realized and unrealized gains during the period.  The NAV increased from $9.37 on September 30, 2023 to $9.47 on March 31, 2024 and the Fund distributed $0.37 during the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

The Fund is non-diversified under the 1940 act, therefore allowing the Fund to be more concentrated than a diversified fund.  Because the Fund is non-diversified it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.  Current fund statistics may not be indicative of future positioning.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

Definitions: The ICE BofA U.S. High Yield Index (H0A0) tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA U.S. Corporate Index (C0A0) tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA 3-7 Year U.S. Treasury Index (G30C) is a subset of ICE BofA U.S. Treasury Index including all securities with a remaining term to final maturity greater than or equal to 3 years and less than 7 years.  Standard Deviation is a statistical measure of portfolio risk used to measure variability of total return around an average, over a specified period of time. The greater the standard deviation over the period, the wider the variability or range of returns and hence, the greater the fund’s volatility.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund’s focus on sustainability considerations (ESG criteria) may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. The Fund invests in equity securities of special purpose acquisition companies (“SPACs”), which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. The Fund invests in equity securities and warrants of SPACs. Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Ultra-Short Duration Fund
(Unaudited)

The 2023-2024 fiscal semi-annual period for the CrossingBridge Ultra-Short Duration Fund (CBUDX; the “Fund”) covers the six-month period of October 1, 2023 through March 31, 2024.  During this period, the Fund gained 3.39% on its Institutional Class shares while the ICE BofA 0-1 Year U.S. Corporate Index gained 3.11%, the ICE BofA 0-1 Year U.S. Treasury Index gained 2.68% and the ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index gained 3.46%.

Monthly investment results for the fiscal period ranged from 0.35% in October 2023 to 0.81% in November 2023. The Fund generated positive returns for six out of the six months during the fiscal period.  The median monthly return for the period was 0.54 with an annualized standard deviation of 0.52%.

The total return for the period was positive.  The Fund had positive contributions from interest income and had realized and unrealized gains during the period.  The NAV increased from $9.90 on September 30, 2023 to $9.95 on March 31, 2024 and the Fund distributed $0.29 during the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-1 Year U.S. Corporate Index (H540) tracks the performance of short-maturity U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA 0-1 Year U.S. Treasury Index (G0QA) tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than a year. The ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index (R1A0) is a subset of ICE BofA U.S. Fixed Rate Asset Backed Securities Index including all securities with an average life less than 3 years.  Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield.  Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices. Standard Deviation is a statistical measure of portfolio risk used to measure variability of total return around an average, over a specified period of time. The greater the standard deviation over the period, the wider the variability or range of returns and hence, the greater the fund’s volatility.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.  The Fund invests in equity securities and warrants of special purpose acquisition companies (“SPACs”). Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Pre-Merger SPAC ETF
(Unaudited)

The 2023-2024 fiscal semi-annual period for the CrossingBridge Pre-Merger SPAC ETF (SPC; the “Fund”) covers the six-month period of October 1, 2023 through March 31, 2024. During this period, The Fund had a NAV return of 2.28% and a market return of 2.09%, while the while the ICE BofA 0-3 Year U.S. Treasury Index gained 2.75%.

Monthly share price investment results for the fiscal period ranged from 0.23% in December 2023 to 0.43% in January 2024. Monthly NAV investment results for the fiscal period ranged from 0.21% in February 2023 to 0.57% in January 2024. The Fund generated positive returns for six out of the six months during the fiscal period.  The median monthly price return for the period was 0.37% and the median monthly NAV return was 0.35%.  The Fund’s price had an annualized standard deviation of 0.29%. and the Fund’s NAV had an annualized standard deviation of 0.48%

The Fund had realized and unrealized gains during the period.  The total return for the period was higher even though the share price decreased from $21.72 on September 30, 2023 to $21.40 on March 31, 2024 while the NAV decreased from $21.69 to $21.41 for the period.  The ETF distributed $0.77 during the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. Standard Deviation is a statistical measure of portfolio risk used to measure variability of total return around an average, over a specified period of time. The greater the standard deviation over the period, the wider the variability or range of returns and hence, the greater the fund’s volatility.

It is not possible to invest directly in an index.

Investing involves risk; Principal loss is possible. The Fund invests in equity securities and warrants of SPACs. Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands.

Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination. Because the Fund is non-diversified it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Must be preceded or accompanied by a prospectus.

Distributor: Foreside Fund Services, LLC.

Management’s Discussion of Fund Performance and Analysis
RiverPark Strategic Income Fund
(Unaudited)

The 2023-2024 fiscal semi-annual period for the RiverPark Strategic Income Fund (RSIVX/ RSIIX; the “Fund”) covers the six-month period of October 1, 2023 through March 31, 2024.  During this period, the Fund gained 6.26% on its Institutional Class shares while the ICE BofA U.S. High Yield Index gained 8.68%, the ICE BofA Corporate Bond Index gained 7.83% and the ICE BofA 3-7 Year U.S. Treasury Index gained 3.85%.

Monthly investment results for the fiscal period ranged from 0.28% in October 2023 to 1.52% in December 2023. The Fund generated positive returns for six out of the six months during the fiscal period.  The median monthly return for the period was 1.02% with an annualized standard deviation of 1.51%.

The total return for the period was positive.  The Fund had positive contributions from interest income and had realized losses and unrealized gains during the period.  The NAV increased from $8.54 on September 30, 2023 to $8.71 on March 31, 2024 and the Fund distributed $0.35 during the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA U.S. High Yield Index (H0A0) tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA U.S. Corporate Bond Index (C0A0) tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA 3-7 Year U.S. Treasury Index (G30C) is a subset of ICE BofA U.S. Treasury Index including all securities with a remaining term to final maturity greater than or equal to 3 years and less than 7 years. Standard Deviation is a statistical measure that is used to quantify the amount of variation or dispersion of a set of data values.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.  The Fund invests in equity securities and warrants of special purpose acquisition companies (“SPACs”). Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

CROSSINGBRIDGE FUNDS
Expense Example
(Unaudited)

As a shareholder of the CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund and RiverPark Strategic Income Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees (Retail Class Shares only), shareholder servicing plan fees and other Fund expenses. As a shareholder of the CrossingBridge Pre-Merger SPAC ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the respective period disclosed in the following table and held for the entire respective period disclosed in the following table.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses for each Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROSSINGBRIDGE FUNDS
Expense Example (Continued)
(Unaudited)

		Beginning	Ending
	Annualized	Account Value	Account Value	Expenses
	Expense	October 1,	March 31,	Paid During
	Ratio	2023	2024	Period*
CrossingBridge
Low Duration High Yield Fund
Institutional Class
Based on actual fund return	0.89%	$1,000.00	$1,050.30	$4.56
Based on hypothetical 5% return	0.89%	1,000.00	1,020.55	4.50

CrossingBridge
Responsible Credit Fund
Institutional Class
Based on actual fund return	0.90%	1,000.00	1,049.70	4.61
Based on hypothetical 5% return	0.90%	1,000.00	1,020.50	4.55

CrossingBridge
Ultra-Short Duration Fund
Institutional Class
Based on actual fund return	0.90%	1,000.00	1,033.90	4.58
Based on hypothetical 5% return	0.90%	1,000.00	1,020.50	4.55

CrossingBridge
Pre-Merger SPAC ETF
Based on actual fund return	0.80%	1,000.00	1,022.80	4.05
Based on hypothetical 5% return	0.80%	1,000.00	1,021.00	4.04

RiverPark
Strategic Income Fund
Institutional Class
Based on actual fund return	1.09%	1,000.00	1,062.60	5.62
Based on hypothetical 5% return	1.09%	1,000.00	1,019.55	5.50

RiverPark
Strategic Income Fund
Retail Class
Based on actual fund return	1.34%	1,000.00	1,061.20	6.91
Based on hypothetical 5% return	1.34%	1,000.00	1,018.30	6.76

*
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183 days), divided by 366 days to reflect the six month period ended March 31, 2024.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital using a low duration mandate. The allocation of portfolio holdings as of March 31, 2024 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

*	Less than 0.05%.

Average Annual Total Returns as of March 31, 2024

	One	Three	Five	Since
	Year	Years	Years	February 1, 2018[1]
Institutional Class Shares	8.55%	4.92%	4.79%	4.40%
ICE BofA 0-3 Year U.S. High Yield
Excluding Financials Index	9.75%	4.46%	4.54%	4.50%
ICE BofA 0-3 Year
U.S. Treasury Index	3.69%	0.80%	1.44%	1.62%
ICE BofA 1-3 Year
U.S. Corporate Bond Index	5.15%	0.72%	1.96%	2.18%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index, as well as other broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance. ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index is a subset of ICE BofA 0-3 Year U.S. High Yield Index excluding sector level 2 Financial issuers. ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years.  Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. ICE BofA 1-3 Year U.S. Corporate Bond Index is a subset of ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than 3 years. It is not possible to invest directly in an index.

Growth of $50,000 Investment

*	Commencement of investment operations.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital by investing in fixed income securities that meet the responsible investing criteria of the Fund’s investment adviser. The allocation of portfolio holdings as of March 31, 2024 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

Average Annual Total Returns as of March 31, 2024

	One	Since
	Year	June 30, 2021[1]
Institutional Class Shares	8.51%	4.86%
ICE BofA U.S. High Yield Index	11.04%	1.39%
ICE BofA 3-7 Year U.S. Treasury Index	1.18%	-2.49%
ICE BofA U.S. Corporate Index	4.70%	-3.10%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, the ICE BofA U.S. High Yield Index, as well as other broad-based securities indices on the Fund’s inception date. ICE BofA 3-7 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than 3 years and less than or equal to 7 years. ICE BofA U.S. Corporate Index is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity and at least $250 million outstanding. ICE BofA U.S. High Yield Index is an unmanaged index that tracks the performance of U.S. dollar denominated, below investment-grade rated corporate debt publicly issued in the U.S. domestic market. It is not possible to invest directly in an index.

Growth of $50,000 Investment

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Investment Highlights
(Unaudited)

The Fund seeks to offer a higher yield than cash instruments while maintaining a low duration. The allocation of portfolio holdings as of March 31, 2024 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

*	Less than 0.05%.

Average Annual Total Returns as of March 31, 2024

	One	Since
	Year	June 30, 2021[1]
Institutional Class Shares	6.32%	3.63%
ICE BofA 0-1 Year U.S. Corporate Index	5.84%	2.57%
ICE BofA 0-1 Year U.S. Treasury Index	5.01%	2.47%
ICE BofA 0-3 Year U.S. Fixed Rate
Asset Backed Securities Index	5.26%	1.62%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, ICE BofA 0-1 Year U.S. Corporate Index, as well as other broad-based securities indices on the Fund’s inception date. ICE BofA 0-1 Year U.S. Corporate Index is a subset of ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than 1 year. ICE BofA 0-1 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than one year. ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index is a subset of ICE BofA U.S. Fixed Rate Asset Backed Securities Index including all securities with a remaining term to final maturity less than three years. It is not possible to invest directly in an index.

Growth of $50,000 Investment

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Investment Highlights
(Unaudited)

The Fund seeks to provide total returns consistent with the preservation of capital. The allocation of portfolio holdings as of March 31, 2024 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

*	Less than 0.05%.

Average Annual Total Returns as of March 31, 2024

	One	Since
	Year	September 20, 2021[1]
Net Asset Value	5.46%	4.66%
Market Value	5.39%	4.64%
ICE BofA 0-3 Year U.S. Treasury Index	3.69%	0.91%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance. ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Investment Highlights (Continued)
(Unaudited)

U.S. government in its domestic market with maturities less than three years. Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. It is not possible to invest directly in an index.

Growth of $10,000 Investment

RIVERPARK STRATEGIC INCOME FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital. The allocation of portfolio holdings as of March 31, 2024 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

*	Less than 0.05%.

Average Annual Total Returns as of March 31, 2024

	One	Three	Five	Ten
	Year	Years	Years	Years
Institutional Class Shares	10.68%	4.79%	5.04%	4.08%
Retail Class Shares	10.42%	4.58%	4.83%	3.82%
ICE BofA U.S. High Yield Index	11.04%	2.21%	4.03%	4.36%
ICE BofA 3-7 Year U.S. Treasury Index	1.18%	-2.03%	0.45%	1.22%
ICE BofA U.S. Corporate Index	4.70%	-1.70%	1.62%	2.67%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

RIVERPARK STRATEGIC INCOME FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, the ICE BofA U.S. High Yield Index, as well as other broad-based securities indices on the Fund’s inception date. ICE BofA 3-7 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than 3 years and less than or equal to 7 years. ICE BofA U.S. Corporate Index is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity and at least $250 million outstanding. ICE BofA U.S. High Yield Index is an unmanaged index that tracks the performance of U.S. dollar denominated, below investment-grade rated corporate debt publicly issued in the U.S. domestic market.  Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. It is not possible to invest directly in an index.

Growth of $50,000 Investment

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments

March 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS – 54.3%

Accommodation and Food Services – 0.5%
Nathan’s Famous, Inc., 6.63%, 11/01/2025 (a)	$4,118,000	$4,121,187

Administrative and Support and Waste
Management and Remediation Services – 1.0%
PayPal Holdings, Inc., 1.65%, 06/01/2025	3,113,000	2,988,172
TripAdvisor, Inc., 7.00%, 07/15/2025 (a)	3,256,000	3,249,628
TWMA Group Ltd., 13.00%, 02/08/2027	1,419,000	1,437,122
		7,674,922

Arts, Entertainment, and Recreation – 0.5%
DEAG Deutsche Entertainment AG, 8.00%, 07/12/2026	EUR 3,651,000	4,054,396

Construction – 0.8%
Five Point Operating Co. LP / Five Point Capital Corp.,
10.50%, 01/15/2028 (a)	4,397,361	4,531,110
Lennar Corp., 4.50%, 04/30/2024	1,814,000	1,812,000
		6,343,110

Finance and Insurance – 5.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	10,154,000	10,114,582
6.38%, 12/15/2025	6,861,000	6,810,747
6.25%, 05/15/2026	3,327,000	3,261,459
Novedo Holding AB,
10.60% (3 Month STIBOR + 6.50%), 11/26/2024	SEK 55,000,000	4,919,890
Puffin Finance SARL, 15.00%, 09/11/2025	1,454,000	1,498,332
Stockwik Forvaltning AB,
12.01% (3 Month STIBOR + 8.00%), 03/20/2026	SEK 65,000,000	6,042,134
StoneX Group, Inc., 8.63%, 06/15/2025 (a)	13,460,000	13,528,915
		46,176,059

Health Care and Social Assistance – 1.3%
ADDvise Group AB,
9.59% (3 Month SOFR + 4.25%), 04/04/2027	2,000,000	2,010,000
Orexo AB, 10.52% (3 Month STIBOR + 6.50%), 03/28/2028	SEK 82,500,000	7,758,730
		9,768,730

Information – 11.2%
American Greetings Corp., 8.75%, 04/15/2025 (a)	3,615,000	3,620,874
Azerion Group NV,
10.64% (3 Month EURIBOR + 6.75%), 10/02/2026	EUR 6,209,000	6,698,601
Cabonline Group Holding AB
14.00%, 03/19/2026	SEK 22,810,188	2,184,272
14.00%, 03/19/2026	SEK 4,217,486	413,301

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS – 54.3% (CONTINUED)

Information – 11.2% (Continued)
Connect Finco SARL / Connect US Finco LLC,
6.75%, 10/01/2026 (a)	$8,848,000	$8,690,420
Gaming Innovation Group PLC,
11.27% (3 Month STIBOR + 7.25%), 12/18/2026	SEK 45,425,000	4,293,340
Go North Group AB
5.34% (3 Month SOFR), 02/09/2026	7,253,000	7,216,735
15.12%, 02/09/2026	2,553,554	1,915,166
14.08% (3 Month STIBOR + 10.00%), 02/09/2026	SEK 12,500,000	905,035
0.00%, 02/09/2026 (b)	470,994	353,246
0.00%, 02/09/2026	SEK 482,169	34,910
15.00%, 02/02/2028 (b)	SEK 5,142,042	0
Impala BondCo PLC
0.00%, Perpetual (c)	SEK 384,431	23,524
13.08% (3 Month STIBOR + 9.00%), 10/20/2024	SEK 11,250,000	688,411
INNOVATE Corp., 8.50%, 02/01/2026 (a)	7,309,000	5,278,718
Lithium Midco II Ltd.,
10.65% (3 Month EURIBOR + 6.75%), 07/09/2025	EUR 11,389,000	12,287,061
OpNet S.p.A.,
10.93% (3 Month EURIBOR + 7.00%), 02/09/2026 (a)	EUR 12,701,000	13,721,974
Sprint LLC, 7.13%, 06/15/2024	5,764,000	5,776,375
TD SYNNEX Corp., 1.25%, 08/09/2024	3,595,000	3,537,159
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	9,750,000	9,750,218
		87,389,340

Manufacturing – 17.9%
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026	17,087,000	14,523,950
Fiven ASA, 10.63% (3 Month EURIBOR + 6.70%), 12/11/2026	EUR 11,718,000	13,337,315
Graphic Packaging International LLC, 0.82%, 04/15/2024 (a)	4,750,000	4,741,146
Hillenbrand, Inc., 5.75%, 06/15/2025	2,299,000	2,297,166
HMH Holding BV, 9.99%, 11/16/2026	12,700,000	13,050,295
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028 (a)	10,114,000	10,505,918
L3Harris Technologies, Inc., 3.95%, 05/28/2024	13,990,000	13,947,590
LR Health & Beauty SE,
11.43% (3 Month EURIBOR + 7.50%), 03/04/2028	EUR 3,411,000	3,518,050
Mangrove Luxco III Sarl
7.78% (9.00% PIK), 10/09/2025	EUR 16,336,775	17,413,486
7.78% (9.00% PIK), 10/09/2025 (a)	EUR 1,043,750	1,112,541
ProSomnus, Inc., 9.00%, 12/06/2025 (b)	7,387,240	6,533,600
Secop Group Holding GmbH,
12.30% (3 Month EURIBOR + 8.40%), 12/29/2026	EUR 2,561,000	2,838,924
Tapestry, Inc.
7.05%, 11/27/2025	10,273,000	10,492,409
4.13%, 07/15/2027	111,000	106,037

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS – 54.3% (CONTINUED)

Manufacturing – 17.9% (Continued)
TPC Group, Inc., 13.00%, 12/16/2027 (a)	$13,125,726	$13,404,477
Valvoline, Inc., 4.25%, 02/15/2030 (a)	11,262,000	11,245,509
		139,068,413

Mining, Quarrying, and Oil and Gas Extraction – 6.7%
Canadian Natural Resources Ltd., 3.80%, 04/15/2024	14,519,000	14,508,303
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025 (a)	11,471,000	11,453,043
Glencore Funding LLC, 4.63%, 04/29/2024 (a)	17,086,000	17,066,381
Mime Petroleum AS, 9.75%, 09/17/2026	3,368,440	3,200,018
Tacora Resources, Inc., 13.00%, 05/08/2024 (a)	3,892,693	3,892,693
Waldorf Energy Finance PLC, 12.00%, 03/02/2026	1,800,000	1,497,701
		51,618,139

Professional, Scientific, and Technical Services – 0.8%
Getty Images, Inc., 9.75%, 03/01/2027 (a)	6,505,000	6,523,845

Real Estate and Rental and Leasing – 0.1%
REX – Real Estate Exchange, Inc., 6.00%, 03/15/2025 (a)	749,999	740,099

Retail Trade – 2.0%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	3,000,000	2,997,246
AMC Networks, Inc., 4.75%, 08/01/2025	12,494,000	12,496,129
		15,493,375

Transportation and Warehousing – 3.2%
GATX Corp., 5.40%, 03/15/2027	2,645,000	2,666,021
Summit Midstream Holdings LLC /
Summit Midstream Finance Corp.,
9.00%, 10/15/2026 (a)(d)	21,997,000	22,267,864
		24,933,885

Utilities – 1.3%
IEA Energy Services LLC, 6.63%, 08/15/2029 (a)	10,252,000	9,816,290

Wholesale Trade – 1.1%
WESCO Distribution, Inc., 7.13%, 06/15/2025 (a)	8,276,000	8,291,037
TOTAL CORPORATE BONDS (Cost $426,528,523)		422,012,827

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
BANK LOANS – 10.6%

Arts, Entertainment, and Recreation – 1.0%
NAI Entertainment Holdings LLC,
10.94% (1 Month SOFR + 5.00%), 05/08/2025	$7,898,000	$7,868,383

Construction – 0.1%
Lealand Finance (McDermott) First Lien,
8.42% (1 Month Base Rate + 3.00%), 06/30/2024	1,750,984	963,041

Information – 3.2%
Cengage Learning, Inc. First Lien,
9.57% (3 Month SOFR + 4.75%), 07/14/2026	6,238,000	6,238,967
Clear Channel International First Lien, 7.50%, 08/15/2027	11,888,000	11,858,280
Lions Gate Capital Holdings LLC First Lien,
7.68% (1 Month SOFR + 2.25%), 03/24/2025	6,387,530	6,389,542
		24,486,789

Manufacturing – 5.0%
Chobani LLC, 8.94% (1 Month SOFR + 3.50%), 10/23/2027	2,474,425	2,483,704
Chobani LLC First Lien,
9.08% (1 Month SOFR + 3.75%), 10/25/2027	5,985,000	6,024,890
Elevate Textiles, Inc.,
13.98% (3 Month SOFR + 8.65%), 09/30/2027	8,739,955	8,707,180
First Brands Group LLC First Lien
10.88% (6 Month SOFR + 5.00%), 03/30/2027	9,442,491	9,460,195
14.38% (6 Month LIBOR + 8.50%), 03/24/2028 (e)	1,820,207	1,825,213
K&N Parent, Inc.
13.44% (3 Month LIBOR + 8.00%), 02/14/2027 (e)	8,013,208	7,973,142
8.69% (3 Month LIBOR + 5.25%), 08/14/2027 (e)	1,814,983	1,451,986
		37,926,310

Mining, Quarrying, and Oil and Gas Extraction – 0.4%
EPIC Y-Grade Services LP,
11.43% (1 Month SOFR + 6.00%), 06/30/2027	3,452,000	3,456,315

Professional, Scientific, and Technical Services – 0.4%
Getty Images, Inc. First Lien,
9.91% (3 Month LIBOR + 4.50%), 02/19/2026 (e)	3,297,774	3,301,896

Retail Trade – 0.5%
The Container Store, Inc.,
10.57% (3 Month LIBOR + 4.75%), 01/31/2026 (e)	4,915,142	3,981,265
TOTAL BANK LOANS (Cost $84,781,552)		81,983,999

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
CONVERTIBLE BONDS – 5.0%

Information – 3.4%
BuzzFeed, Inc., 8.50%, 12/03/2026 (a)	$6,273,000	$5,614,335
Chegg, Inc., 0.13%, 03/15/2025	5,169,000	4,840,769
Leafly Holdings, Inc., 8.00%, 01/31/2025 (b)	7,245,000	6,158,250
Uniti Fiber Holdings, Inc., 4.00%, 06/15/2024 (a)	6,627,000	6,564,176
UpHealth, Inc., 6.25%, 06/15/2026 (a)	3,173,000	2,903,295
		26,080,825

Transportation and Warehousing – 1.6%
Delivery Hero SE
1.00%, 04/30/2026	EUR 8,200,000	7,898,949
1.00%, 01/23/2027	EUR 4,600,000	4,173,292
		12,072,241
TOTAL CONVERTIBLE BONDS (Cost $39,593,570)		38,153,066

MORTGAGE-BACKED SECURITIES – 5.9%

Finance and Insurance – 5.9%
BX Trust
Series 2021-SOAR, Class B,
6.31% (1 Month SOFR + 0.98%), 06/15/2038 (a)	2,842,435	2,816,126
Series 2021-VOLT, Class C,
6.54% (1 Month SOFR + 1.21%), 09/15/2036 (a)	6,150,000	6,064,151
Series 2021-VOLT, Class B,
6.39% (1 Month SOFR + 1.06%), 09/15/2036 (a)	1,000,000	989,621
Series 2024-BIO, Class A,
6.97% (1 Month SOFR + 1.64%), 02/15/2041 (a)	7,500,000	7,531,281
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D,
7.37% (1 Month SOFR + 2.05%), 12/15/2037 (a)	7,943,000	7,944,618
Cold Storage Trust
Series 2020-ICE5, Class A,
6.33% (1 Month SOFR + 1.01%), 11/15/2037 (a)	5,237,374	5,228,240
Series 2020-ICE5, Class D,
7.53% (1 Month SOFR + 2.21%), 11/15/2037 (a)	1,341,782	1,340,442
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A,
6.35% (1 Month SOFR + 1.03%), 05/15/2036 (a)	3,152,158	3,152,268
Series 2019-ICE4, Class D,
6.97% (1 Month SOFR + 1.65%), 05/15/2036 (a)	1,437,424	1,436,887
Life Mortgage Trust US
Series 2022-BMR2, Class A1,
6.62% (1 Month SOFR + 1.30%), 05/15/2039 (a)	6,050,000	6,003,848
Series 2021-BMR, Class A,
6.14% (1 Month SOFR + 0.81%), 03/15/2038 (a)	3,173,028	3,139,689
TOTAL MORTGAGE-BACKED SECURITIES (Cost $45,262,014)		45,647,171

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES – 4.7%

Finance and Insurance – 2.9%
Coinstar Funding LLC, Series 2017-1A, Class A2,
5.22%, 04/25/2047 (a)	$15,350,815	$13,787,681
HTS Fund LLC, Series 2021-1, Class A,
1.41%, 08/25/2036 (a)	5,204,101	4,569,349
MMAF Equipment Finance LLC, Series 2022-B, Class A2,
5.57%, 09/09/2025 (a)	82,445	82,436
RAM 2024-1 LLC, Series 2024-1, Class A,
6.67%, 02/15/2039 (a)	4,960,364	4,919,696
		23,359,162

Transportation and Warehousing – 1.8%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates,
Series 2013-1, 3.90%, 01/15/2026	14,833,284	13,670,978
TOTAL ASSET-BACKED SECURITIES (Cost $36,929,261)		37,030,140

	Shares
PREFERRED STOCKS – 1.3%

Health Care and Social Assistance – 1.3%
SWK Holdings Corp., 9.00%, 01/31/2027	412,897	10,343,070
TOTAL PREFERRED STOCKS (Cost $10,322,970)		10,343,070

REAL ESTATE INVESTMENT TRUSTS – 0.4%

Real Estate and Rental and Leasing – 0.4%
Gladstone Land Corp. (f)	119,309	2,872,961
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,831,172)		2,872,961

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) – 0.2%
Alpha Partners Technology Merger Corp. Founder Shares (b)(f)	9,341	1,261
Berenson Acquisition Corp. Founder Shares (b)(f)	19,099	0
Legato Merger Corp. III (f)	178,600	1,810,111
Revelstone Capital Acquisition Corp. Founder Shares (b)(f)	10,125	152
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS)
(Cost $1,786,144)		1,811,524

COMMON STOCKS – 0.0%(G)

Manufacturing – 0.0%(g)
K&N Parent, Inc. (f)	152,899	344,023
TOTAL COMMON STOCKS (Cost $152,899)		344,023

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Contracts	Value
WARRANTS – 0.0% (g)

Information – 0.0% (g)
Leafly Holdings, Inc.,
Expires 11/07/2026, Exercise Price $11.50 (f)	36,943	$1,108

Mining, Quarrying, and Oil and Gas Extraction – 0.0% (g)
Tacora Resources, Inc.,
Expires 05/11/2025, Exercise Price $0.01 (b)(f)	37,828,768	0
TOTAL WARRANTS (Cost $0)		1,108

	Shares

SHORT-TERM INVESTMENTS – 19.3%

Money Market Funds – 9.9%
First American Government Obligations Fund –
Class X – Class X, 5.23% (h)	37,959,915	37,959,915
First American Treasury Obligations Fund –
Class X – Class X, 5.22% (h)	39,348,251	39,348,251
TOTAL MONEY MARKET FUNDS (Cost $77,308,166)		77,308,166

	Par

COMMERCIAL PAPER – 9.4%

Manufacturing — 7.8%
FMC Corp., 6.21%, 04/22/2024 (i)	$8,690,000	8,653,232
General Motors Financial Co., Inc., 5.50%, 06/11/2024 (i)	3,250,000	3,212,082
International Flavors & Fragrances, Inc., 5.86%, 04/02/2024 (i)	13,123,000	13,113,117
ITT Inc., 3.98%, 04/10/2024 (i)	14,000,000	13,972,392
VF Corp., 6.63%, 07/24/2024 (i)	7,025,000	6,900,496
Whirlpool Corp., 4.94%, 04/03/2024 (i)	14,762,000	14,748,214
		60,599,533

Retail Trade — 1.6%
Walgreens Boots Alliance, Inc., 6.52%, 04/22/2024 (i)	12,183,000	12,130,931
TOTAL COMMERCIAL PAPER (Cost $72,754,690)		72,730,464
TOTAL SHORT-TERM INVESTMENTS (Cost $150,062,856)		150,038,630
Total Investments – 101.7% (Cost $798,250,961)		790,238,519
Liabilities in Excess of Other Assets – (1.7)%		(13,251,090)
Total Net Assets – 100.0%		$776,987,429

Percentages are stated as a percent of net assets.
Par amount is in U.S. Dollar unless otherwise indicated.
AG – Aktiengesellschaft

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

ASA – Advanced Subscription Agreement
EUR – Euro
LIBOR – London Interbank Offered Rate
NV – Naamloze Vennootschap
PIK – Payment in Kind
PLC – Public Limited Company
SEK – Swedish Krona
SOFR – Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $261,891,810 or 33.7% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $13,046,509 or 1.7% of net assets as of March 31, 2024.

(c)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Non-income producing security.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(i)	The rate shown is the effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Forward Currency Contracts

March 31, 2024 (Unaudited)

						Value / Unrealized
Settlement	Currency		Currency			Appreciation
Date	Purchased		Sold		Counterparty	(Depreciation)
04/15/2024	USD	87,606,413	EUR	80,120,000	U.S. Bancorp Investments, Inc.	$1,107,209
04/15/2024	USD	28,089,186	SEK	290,438,750	U.S. Bancorp Investments, Inc.	935,982
						$2,043,191

EUR – Euro
SEK – Swedish Krona
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments

March 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS – 50.4%

Construction – 0.5%
Five Point Operating Co. LP / Five Point Capital Corp.,
10.50%, 01/15/2028 (a)	$175,474	$180,811

Finance and Insurance – 10.5%
Esmaeilzadeh Holding AB,
11.60% (3 Month STIBOR + 7.50%), 01/26/2025	SEK 2,500,000	222,831
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
9.75%, 01/15/2029 (a)	546,000	570,812
Novedo Holding AB,
10.60% (3 Month STIBOR + 6.50%), 11/26/2024	SEK 2,500,000	223,631
Stockwik Forvaltning AB,
12.01% (3 Month STIBOR + 8.00%), 03/20/2026	SEK 8,750,000	813,365
StoneX Group, Inc.
8.63%, 06/15/2025 (a)	1,063,000	1,068,443
7.88%, 03/01/2031 (a)	827,000	839,681
		3,738,763

Health Care and Social Assistance – 3.0%
Orexo AB, 10.52% (3 Month STIBOR + 6.50%), 03/28/2028	SEK 11,250,000	1,058,009

Information – 16.2%
American Greetings Corp., 8.75%, 04/15/2025 (a)	180,000	180,293
Cabonline Group Holding AB, 14.00%, 03/19/2026	SEK 6,292,000	616,597
Calligo UK Ltd.,
10.90% (3 Month EURIBOR + 7.00%), 12/29/2028	EUR 103,153	72,893
Go North Group AB
5.34% (3 Month SOFR), 02/09/2026	314,000	312,430
15.12%, 02/09/2026	162,585	121,939
0.00%, 02/09/2026 (b)	22,611	16,958
15.00%, 02/02/2028 (b)	SEK 222,749	0
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	198,000	165,205
INNOVATE Corp., 8.50%, 02/01/2026 (a)	460,000	332,222
Inteno Group AB,
11.43% (3 Month EURIBOR + 7.50%), 09/06/2026	EUR 500,000	426,147
Lithium Midco II Ltd.,
10.65% (3 Month EURIBOR + 6.75%), 07/09/2025	EUR 645,000	695,860
OpNet S.p.A.
10.93% (3 Month EURIBOR + 7.00%), 02/09/2026 (a)	EUR 553,000	597,453
10.93% (3 Month EURIBOR + 7.00%), 02/09/2026	EUR 1,000,000	1,076,156
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	900,000	900,020
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)	271,000	244,410
		5,758,583

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS – 50.4% (CONTINUED)

Manufacturing – 9.5%
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028 (a)	$1,048,000	$1,088,610
LR Health & Beauty SE,
11.43% (3 Month EURIBOR + 7.50%), 03/04/2028	EUR 177,000	182,555
Mangrove Luxco III Sarl, 7.78% (9.00% PIK), 10/09/2025	EUR 1,565,625	1,668,811
Secop Group Holding GmbH,
12.30% (3 Month EURIBOR + 8.40%), 12/29/2026	EUR 150,000	166,278
SLR Group GmbH,
10.90% (3 Month EURIBOR + 7.00%), 10/09/2027	EUR 263,000	283,738
		3,389,992

Mining, Quarrying, and Oil and Gas Extraction – 2.1%
Tacora Resources, Inc., 13.00%, 05/08/2024 (a)	757,525	757,525

Professional, Scientific, and Technical Services – 0.8%
Getty Images, Inc., 9.75%, 03/01/2027 (a)	290,000	290,840

Retail Trade – 1.7%
AMC Networks, Inc., 4.75%, 08/01/2025	614,000	614,105

Transportation and Warehousing – 2.8%
Uber Technologies, Inc., 8.00%, 11/01/2026 (a)	489,000	495,231
XPO, Inc., 6.25%, 06/01/2028 (a)	512,000	517,455
		1,012,686

Utilities – 2.3%
IEA Energy Services LLC, 6.63%, 08/15/2029 (a)	862,000	825,365

Wholesale Trade – 1.0%
WESCO Distribution, Inc., 7.13%, 06/15/2025 (a)	374,000	374,680
TOTAL CORPORATE BONDS (Cost $18,083,545)		18,001,359

BANK LOANS – 21.7%

Administrative and Support and
Waste Management and Remediation Services – 2.2%
Strategic Materials,
12.08% (3 Month SOFR + 6.50%), 12/31/2024	776,883	776,883

Arts, Entertainment, and Recreation – 2.8%
NAI Entertainment Holdings LLC,
10.94% (1 Month SOFR + 5.00%), 05/08/2025	986,428	982,728

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
BANK LOANS – 21.7% (CONTINUED)

Information – 4.8%
CBS Radio, 0.00%, 11/18/2024 (c)	$163,000	$95,763
Cengage Learning, Inc. First Lien,
9.57% (3 Month SOFR + 4.75%), 07/14/2026	506,000	506,078
Clear Channel International First Lien, 7.50%, 08/15/2027	537,000	535,658
Lions Gate Capital Holdings LLC First Lien,
7.68% (1 Month SOFR + 2.25%), 03/24/2025	279,810	279,898
Magnite, Inc., 9.82% (1 Month SOFR + 4.50%), 02/06/2031	286,000	286,835
		1,704,232

Manufacturing – 9.2%
Chobani LLC, 8.94% (1 Month SOFR + 3.50%), 10/23/2027	494,885	496,741
Chobani LLC First Lien,
9.08% (1 Month SOFR + 3.75%), 10/25/2027	684,285	688,846
Elevate Textiles, Inc.,
13.98% (3 Month SOFR + 8.65%), 09/30/2027	771,173	768,281
First Brands Group LLC First Lien,
10.88% (6 Month SOFR + 5.00%), 03/30/2027	511,958	512,918
Trulite, 11.32% (1 Month SOFR + 6.00%), 02/15/2030	800,000	800,000
		3,266,786

Retail Trade – 2.7%
Mountaineer Merger Corp.,
12.57% (3 Month LIBOR + 7.00%), 10/22/2028 (d)	474,026	380,406
The Container Store, Inc.,
10.57% (3 Month LIBOR + 4.75%), 01/31/2026 (d)	740,964	600,181
		980,587
TOTAL BANK LOANS (Cost $7,781,047)		7,711,216

ASSET-BACKED SECURITIES – 2.4%

Transportation and Warehousing – 2.4%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates,
Series 2013-1, 3.90%, 01/15/2026	932,588	859,513
TOTAL ASSET-BACKED SECURITIES (Cost $864,923)		859,513

CONVERTIBLE BONDS – 2.2%

Information – 0.6%
UpHealth, Inc., 14.34% (3 Month SOFR + 9.00%), 12/15/2025 (a)	250,000	220,625

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
CONVERTIBLE BONDS – 2.2% (CONTINUED)

Transportation and Warehousing – 1.6%
Delivery Hero SE
1.50%, 01/15/2028	EUR 100,000	$85,091
2.13%, 03/10/2029	EUR 600,000	490,754
		575,845
TOTAL CONVERTIBLE BONDS (Cost $762,757)		796,470

	Shares
PREFERRED STOCKS – 1.3%

Mining, Quarrying, and Oil and Gas Extraction – 1.3%
NGL Energy Partners LP, Series B,
12.79% (3 Month SOFR + 7.47%), Perpetual	15,577	457,808
TOTAL PREFERRED STOCKS (Cost $332,873)		457,808

REAL ESTATE INVESTMENT TRUSTS – 0.9%

Real Estate and Rental and Leasing – 0.9%
CTO Realty Growth, Inc.	20,000	339,000
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $344,526)		339,000

COMMON STOCKS – 0.4%

Manufacturing – 0.4%
RA PARENT INC (b)(e)	3	147,600
TOTAL COMMON STOCKS (Cost $177,000)		147,600

SHORT-TERM INVESTMENTS – 21.2%

MONEY MARKET FUNDS – 9.3%
First American Government Obligations Fund –
Class X – Class X, 5.23% (f)	1,651,707	1,651,707
First American Treasury Obligations Fund –
Class X – Class X, 5.22% (f)	1,651,708	1,651,708
TOTAL MONEY MARKET FUNDS (Cost $3,303,415)		3,303,415

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
COMMERCIAL PAPER – 11.9%

Manufacturing — 9.4%
FMC Corp., 6.16%, 04/11/2024 (g)	$601,000	$599,583
General Motors Financial Co., Inc., 5.50%, 06/11/2024 (g)	250,000	247,083
International Flavors & Fragrances, Inc., 5.86%, 04/02/2024 (g)	593,000	592,553
Stanley Black & Decker, Inc., 5.72%, 04/02/2024 (g)	878,000	877,306
VF Corp., 6.57%, 07/24/2024 (g)	312,000	306,470
Whirlpool Corp., 4.94%, 04/03/2024 (g)	725,000	724,323
		3,347,318

Retail Trade — 2.5%
Walgreens Boots Alliance, Inc., 6.63%, 04/15/2024 (g)	900,000	897,238
TOTAL COMMERCIAL PAPER (Cost $4,246,296)		4,244,556
TOTAL SHORT-TERM INVESTMENTS (Cost $7,549,711)		7,547,971
Total Investments – 100.5% (Cost $35,896,382)		35,860,937
Liabilities in Excess of Other Assets – (0.5)%		(176,515)
Total Net Assets – 100.0%		$35,684,422

Percentages are stated as a percent of net assets.
Par amount is in U.S. Dollar unless otherwise indicated.
EUR – Euro
LIBOR – London Interbank Offered Rate
PIK – Payment in Kind
SEK – Swedish Krona
SOFR – Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $8,584,455 or 24.1% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $164,558 or 0.5% of net assets as of March 31, 2024.

(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(g)	The rate shown is the effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Forward Currency Contracts

March 31, 2024 (Unaudited)

						Value / Unrealized
Settlement	Currency		Currency			Appreciation
Date	Purchased		Sold		Counterparty	(Depreciation)
04/15/2024	EUR	345,000	USD	374,377	U.S. Bancorp Investments, Inc.	$(1,908)
04/15/2024	USD	5,871,773	EUR	5,370,000	U.S. Bancorp Investments, Inc.	74,210
04/15/2024	USD	3,026,198	SEK	31,377,500	U.S. Bancorp Investments, Inc.	92,707
						$165,009

EUR – Euro
SEK – Swedish Krona
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments

March 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS – 61.2%

Administrative and Support and
Waste Management and Remediation Services – 0.4%
PayPal Holdings, Inc., 1.65%, 06/01/2025	$482,000	$462,672

Construction – 1.9%
Lennar Corp., 4.50%, 04/30/2024	2,115,000	2,112,668

Finance and Insurance – 2.8%
Brookfield Finance, Inc., 4.00%, 04/01/2024	106,000	106,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.75%, 09/15/2024	1,767,000	1,760,141
JPMorgan Chase & Co.,
8.82% (3 Month SOFR + 3.51%), Perpetual	599,000	599,632
Novedo Holding AB,
10.60% (3 Month STIBOR + 6.50%), 11/26/2024	SEK 7,500,000	670,894
		3,136,667

Information – 12.6%
Calligo UK Ltd.,
10.90% (3 Month EURIBOR + 7.00%), 12/29/2028	EUR 412,610	291,570
Hewlett Packard Enterprise Co., 1.45%, 04/01/2024	3,000,000	3,000,000
Lithium Midco II Ltd.,
10.65% (3 Month EURIBOR + 6.75%), 07/09/2025	EUR 1,773,000	1,912,808
OpNet S.p.A.
10.93% (3 Month EURIBOR + 7.00%), 02/09/2026 (a)	EUR 2,108,000	2,277,453
10.93% (3 Month EURIBOR + 7.00%), 02/09/2026	EUR 1,000,000	1,076,156
Sprint LLC, 7.13%, 06/15/2024	2,805,000	2,811,023
TD SYNNEX Corp., 1.25%, 08/09/2024	2,593,000	2,551,280
		13,920,290

Manufacturing – 19.5%
Cannabist Co. Holdings, Inc.
13.00%, 05/14/2024	355,000	352,738
9.50%, 02/03/2026	2,016,000	1,713,600
Celanese US Holdings LLC, 3.50%, 05/08/2024	2,000,000	1,995,340
Conagra Brands, Inc., 4.30%, 05/01/2024	2,275,000	2,272,281
Dell International LLC / EMC Corp., 4.00%, 07/15/2024	976,000	971,249
Elkem ASA, 6.27% (3 Month NIBOR + 1.55%), 08/31/2028	NOK 25,000,000	2,315,824
Graphic Packaging International LLC, 0.82%, 04/15/2024 (a)	2,050,000	2,046,179
L3Harris Technologies, Inc., 3.95%, 05/28/2024	2,058,000	2,051,761
Mangrove Luxco III Sarl, 7.78% (9.00% PIK), 10/09/2025	EUR 1,087,588	1,159,268
Qorvo, Inc., 1.75%, 12/15/2024	1,400,000	1,361,215
Sherwin-Williams Co., 3.13%, 06/01/2024	2,975,000	2,961,314

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS – 61.2% (CONTINUED)

Manufacturing – 19.5% (Continued)
Tapestry, Inc., 7.05%, 11/27/2025	$2,000,000	$2,042,716
		21,243,485

Mining, Quarrying, and Oil and Gas Extraction – 9.9%
Canadian Natural Resources Ltd., 3.80%, 04/15/2024	2,177,000	2,175,396
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025 (a)	2,454,000	2,450,159
Glencore Funding LLC, 4.63%, 04/29/2024 (a)	2,579,000	2,576,039
Mime Petroleum AS, 9.75%, 09/17/2026	721,089	685,035
PDC Energy, Inc., 5.75%, 05/15/2026	3,002,000	2,998,838
		10,885,467

Professional, Scientific, and Technical Services – 6.8%
Getty Images, Inc., 9.75%, 03/01/2027 (a)	827,000	829,396
Interpublic Group of Companies, Inc., 4.20%, 04/15/2024	2,361,000	2,359,767
Teledyne Technologies, Inc., 0.95%, 04/01/2024	3,135,000	3,135,000
VMware LLC, 1.00%, 08/15/2024	1,195,000	1,174,175
		7,498,338

Real Estate and Rental and Leasing – 4.2%
American Tower Corp., 3.38%, 05/15/2024	1,447,000	1,442,685
REX – Real Estate Exchange, Inc., 6.00%, 03/15/2025 (a)	749,999	740,099
Triton Container International Ltd., 1.15%, 06/07/2024 (a)	2,395,000	2,373,710
		4,556,494

Retail Trade – 1.7%
AMC Networks, Inc., 4.75%, 08/01/2025	1,838,000	1,838,313

Utilities – 1.4%
Monongahela Power Co., 4.10%, 04/15/2024 (a)	1,567,000	1,565,158
TOTAL CORPORATE BONDS (Cost $67,777,376)		67,219,552

MORTGAGE-BACKED SECURITIES – 9.2%

Finance and Insurance – 9.2%
BX Trust
Series 2021-SOAR, Class B,
6.31% (1 Month SOFR + 0.98%), 06/15/2038 (a)	1,159,926	1,149,189
Series 2021-VOLT, Class C,
6.54% (1 Month SOFR + 1.21%), 09/15/2036 (a)	2,424,000	2,390,163

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES – 9.2% (CONTINUED)

Finance and Insurance – 9.2% (Continued)
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C,
7.07% (1 Month SOFR + 1.75%), 12/15/2037 (a)	$930,000	$930,083
Series 2019-LIFE, Class D,
7.37% (1 Month SOFR + 2.05%), 12/15/2037 (a)	250,000	250,051
Cold Storage Trust, Series 2020-ICE5, Class D,
7.53% (1 Month SOFR + 2.21%), 11/15/2037 (a)	1,058,681	1,057,623
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class D,
6.97% (1 Month SOFR + 1.65%), 05/15/2036 (a)	2,796,044	2,795,001
Life Mortgage Trust US
Series 2022-BMR2, Class A1,
6.62% (1 Month SOFR + 1.30%), 05/15/2039 (a)	900,000	893,134
Series 2021-BMR, Class A,
6.14% (1 Month SOFR + 0.81%), 03/15/2038 (a)	480,672	475,622
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $9,803,549)		9,940,866

ASSET-BACKED SECURITIES – 9.6%

Finance and Insurance – 4.8%
Coinstar Funding LLC, Series 2017-1A, Class A2,
5.22%, 04/25/2047 (a)	2,282,760	2,050,312
HTS Fund LLC, Series 2021-1, Class A,
1.41%, 08/25/2036 (a)	1,739,254	1,527,115
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A,
4.77%, 10/15/2029 (a)	101,423	100,847
MMAF Equipment Finance LLC, Series 2022-B, Class A2,
5.57%, 09/09/2025 (a)	219,036	219,013
RAM 2024-1 LLC, Series 2024-1, Class A,
6.67%, 02/15/2039 (a)	1,474,379	1,462,291
		5,359,578
Transportation and Warehousing – 4.8%
Delta Air Lines, Inc., Series 2019-1, 3.20%, 04/25/2024	3,025,000	3,022,700
LAD Auto Receivables Trust
Series 2023-1A, Class A2, 5.68%, 10/15/2026 (a)	360,704	360,530
Series 2023-3A, Class A2, 6.09%, 06/15/2026 (a)	1,880,776	1,884,446
Santander Consumer Auto Receivables Trust,
Series 2021-BA, Class B, 1.45%, 10/16/2028 (a)	617	616
		5,268,292
TOTAL ASSET-BACKED SECURITIES (Cost $10,612,850)		10,627,870

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
CONVERTIBLE BONDS – 7.2%

Information – 2.1%
Leafly Holdings, Inc., 8.00%, 01/31/2025 (b)	$1,089,000	$925,650
Liberty TripAdvisor Holdings, Inc., 0.50%, 06/30/2051 (a)	1,500,000	1,422,150
		2,347,800

Manufacturing – 2.4%
Forum Energy Technologies, Inc.,
9.00% (.00% PIK), 08/04/2025	2,637,966	2,639,285

Wholesale Trade – 2.7%
Kaman Corp., 3.25%, 05/01/2024	2,963,000	2,966,945
TOTAL CONVERTIBLE BONDS (Cost $8,060,661)		7,954,030

BANK LOANS – 6.5%

Arts, Entertainment, and Recreation – 3.0%
NAI Entertainment Holdings LLC,
10.94% (1 Month SOFR + 5.00%), 05/08/2025	3,241,561	3,229,405

Finance and Insurance – 1.9%
Blackhawk Network Holdings, Inc.,
8.08% (1 Month SOFR + 2.75%), 06/15/2025	2,115,000	2,115,000

Information – 1.6%
Clear Channel International First Lien, 7.50%, 08/15/2027	1,783,000	1,778,543
TOTAL BANK LOANS (Cost $7,047,160)		7,122,948

	Contracts
WARRANTS – 0.0% (c)

Information – 0.0% (c)
Leafly Holdings, Inc.,
Expires 11/07/2026, Exercise Price $11.50 (d)	5,553	167
TOTAL WARRANTS (Cost $0)		167

	Shares
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) – 0.0% (c)
Berenson Acquisition Corp. Founder Shares (b)(d)	1,827	0
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS)
(Cost $7)		0

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 9.4%
MONEY MARKET FUNDS – 5.0%
First American Treasury Obligations Fund –
Class X – Class X, 5.22% (e)	5,534,029	$5,534,029
TOTAL MONEY MARKET FUNDS (Cost $5,534,029)		5,534,029

	Par
COMMERCIAL PAPER – 4.4%
Information — 1.6%
Crown Castle, Inc., 5.94%, 04/18/2024 (f)	$1,815,000	1,808,880
Manufacturing — 2.8%
International Flavors & Fragrances, Inc., 5.86%, 04/02/2024 (f)	2,000,000	1,998,494
VF Corp., 6.57%, 07/24/2024 (f)	1,025,000	1,006,834
		3,005,328
TOTAL COMMERCIAL PAPER (Cost $4,814,218)		4,814,208
TOTAL SHORT-TERM INVESTMENTS (Cost $10,348,247)		10,348,237
Total Investments – 103.1% (Cost $113,649,850)		113,213,670
Liabilities in Excess of Other Assets – (3.1)%		(3,398,222)
Total Net Assets – 100.0%		$109,815,448

Percentages are stated as a percent of net assets.
Par amount is in U.S. Dollar unless otherwise indicated.
ASA – Advanced Subscription Agreement
EUR – Euro
NOK – Norwegian Krone
PIK – Payment in Kind
SEK – Swedish Krona
SOFR – Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $33,826,378 or 30.8% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $925,650 or 0.8% of net assets as of March 31, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(f)	The rate shown is the effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Forward Currency Contracts

March 31, 2024 (Unaudited)

						Value / Unrealized
Settlement	Currency		Currency			Appreciation
Date	Purchased		Sold		Counterparty	(Depreciation)
04/15/2024	USD	6,861,336	EUR	6,275,000	U.S. Bancorp Investments, Inc.	$86,717
04/15/2024	USD	2,382,231	NOK	25,065,000	U.S. Bancorp Investments, Inc.	72,400
04/15/2024	USD	700,278	SEK	7,165,000	U.S. Bancorp Investments, Inc.	30,420
						$189,537

EUR – Euro
NOK – Norwegian Krone
SEK – Swedish Krona
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) – 96.8%
99 Acquisition Group, Inc. – Class A (a)	37,250	$383,861
Agriculture & Natural Solutions Acquisition Corp. (a)	250,000	2,540,000
Alchemy Investments Acquisition Corp. 1 (a)	303,634	3,215,484
Ares Acquisition Corp. II (a)	306,200	3,236,534
Bayview Acquisition Corp. – Class A (a)	100,000	1,009,000
Berenson Acquisition Corp. Founder Shares (a)(b)	922	0
Black Hawk Acquisition Corp. (a)	85,000	863,175
Bowen Acquisition Corp. (a)	330,680	3,465,526
Bukit Jalil Global Acquisition 1 Ltd. (a)	250,000	2,625,000
Cartesian Growth Corp. II – Class A (a)	281,873	3,131,609
Denali Capital Acquisition Corp. – Class A (a)	189,544	2,098,252
Distoken Acquisition Corp. (a)	96,596	1,039,373
ESH Acquisition Corp. – Class A (a)	300,590	3,117,118
Four Leaf Acquisition Corp. – Class A (a)	250,000	2,692,500
Global Lights Acquisition Corp. (a)	90,000	916,200
Golden Star Acquisition Corp. (a)	200,000	2,128,000
Haymaker Acquisition Corp. 4 (a)	260,000	2,709,200
Horizon Space Acquisition I Corp. (a)	150,000	1,632,000
IB Acquisition Corp. (a)	275,000	2,751,375
Inflection Point Acquisition Corp. II – Class A (a)	310,460	3,250,516
Integrated Wellness Acquisition Corp. – Class A (a)	399	4,533
Iron Horse Acquisitions Corp. (a)	50,000	499,250
JVSPAC Acquisition Corp. (a)	104,500	1,075,305
Keen Vision Acquisition Corp. (a)	312,367	3,267,359
Legato Merger Corp. III (a)	250,000	2,533,750
Nabors Energy Transition Corp. II (a)	320,000	3,328,000
Oak Woods Acquisition Corp. – Class A (a)	255,000	2,733,600
Quetta Acquisition Corp. (a)	29,000	295,510
Revelstone Capital Acquisition Corp. Founder Shares (a)(b)	6,000	90
Rigel Resource Acquisition Corp. – Class A (a)	301,125	3,363,566
SDCL EDGE Acquisition Corp. – Class A (a)	105,585	1,155,100
Spark I Acquisition Corp. (a)	75,000	769,500
TLGY Acquisition Corp. – Class A (a)	50,000	565,000
TMT Acquisition Corp. – Class A (a)	151,444	1,619,694
TortoiseEcofin Acquisition Corp. III – Class A (a)	325,000	3,500,251
Trailblazer Merger Corp. I (a)	141,900	1,508,397
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS)
(Cost $66,388,863)		69,023,628

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Contracts	Value
WARRANTS – 0.0% (c)

Finance and Insurance – 0.0% (c)
99 Acquisition Group, Inc.,
Expires 10/09/2028, Exercise Price $11.50 (a)	37,250	$1,250
Iron Horse Acquisitions Corp.,
Expires 02/16/2029, Exercise Price $11.50 (a)	50,000	1,772
SMX Security Matters PLC,
Expires 03/07/2028, Exercise Price $253.00 (a)	425	4
TOTAL WARRANTS (Cost $3,929)		3,026

	Shares
SHORT-TERM INVESTMENTS – 3.3%

MONEY MARKET FUNDS – 1.9%
First American Treasury Obligations Fund –
Class X – Class X, 5.22% (d)	1,320,573	1,320,573
TOTAL MONEY MARKET FUNDS (Cost $1,320,573)		1,320,573

	Par
COMMERCIAL PAPER – 1.4%

Retail Trade — 1.4%
Walgreens Boots Alliance, Inc., 6.31%, 04/15/2024 (e)	$1,000,000	996,932
TOTAL COMMERCIAL PAPER (Cost $997,492)		996,932
TOTAL SHORT-TERM INVESTMENTS (Cost $2,318,065)		2,317,505
Total Investments – 100.1% (Cost $68,710,857)		71,344,159
Liabilities in Excess of Other Assets – (0.1)%		(37,505)
Total Net Assets – 100.0%		$71,306,654

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $90 or less than 0.05% of net assets as of March 31, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(e)	The rate shown is the effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Investments

March 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS – 53.7%

Agriculture, Forestry, Fishing and Hunting – 0.5%
Austevoll Seafood ASA,
6.69% (3 Month NIBOR + 2.00%), 06/21/2028	NOK $20,500,000	$1,897,711

Arts, Entertainment, and Recreation – 0.6%
DEAG Deutsche Entertainment AG, 8.00%, 07/12/2026	EUR 2,161,000	2,399,767

Construction – 0.5%
Five Point Operating Co. LP / Five Point Capital Corp.,
10.50%, 01/15/2028 (a)	1,806,790	1,861,746

Finance and Insurance – 11.6%
Esmaeilzadeh Holding AB,
11.60% (3 Month STIBOR + 7.50%), 01/26/2025	SEK 32,500,000	2,896,809
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	2,358,000	2,348,846
6.38%, 12/15/2025	3,747,000	3,719,555
6.25%, 05/15/2026	1,920,000	1,882,176
9.75%, 01/15/2029 (a)	9,058,000	9,469,623
Novedo Holding AB,
10.60% (3 Month STIBOR + 6.50%), 11/26/2024	SEK 30,000,000	2,683,576
Puffin Finance SARL, 15.00%, 09/11/2025	3,755,000	3,869,490
Stockwik Forvaltning AB,
12.01% (3 Month STIBOR + 8.00%), 03/20/2026	SEK 40,000,000	3,718,236
StoneX Group, Inc.
8.63%, 06/15/2025 (a)	5,935,000	5,965,387
7.88%, 03/01/2031 (a)	10,324,000	10,482,308
		47,036,006

Information – 10.6%
American Greetings Corp., 8.75%, 04/15/2025 (a)	1,397,000	1,399,270
Azerion Group NV,
10.64% (3 Month EURIBOR + 6.75%), 10/02/2026	EUR 3,772,000	4,069,435
Bulk Infrastructure Holding AS,
9.21% (3 Month NIBOR + 4.50%), 10/15/2024	NOK 33,000,000	3,045,353
Duett Software Group AS,
9.71% (3 Month NIBOR + 5.00%), 04/12/2026	NOK 4,589,000	415,827
Go North Group AB
5.34% (3 Month SOFR), 02/09/2026	3,403,000	3,385,985
15.12%, 02/09/2026	1,760,685	1,320,514
0.00%, 02/09/2026 (b)	244,858	183,644
15.00%, 02/02/2028 (b)	SEK 2,412,200	0
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	2,679,000	2,235,279

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS – 53.7% (CONTINUED)

Information – 10.6% (Continued)
Impala BondCo PLC
0.00%, Perpetual (c)	SEK $256,287	$15,683
13.08% (3 Month STIBOR + 9.00%), 10/20/2024	SEK 8,750,000	535,431
INNOVATE Corp., 8.50%, 02/01/2026 (a)	7,002,000	5,056,995
Inteno Group AB,
11.43% (3 Month EURIBOR + 7.50%), 09/06/2026	EUR 1,400,000	1,193,212
Lithium Midco II Ltd.,
10.65% (3 Month EURIBOR + 6.75%), 07/09/2025	EUR 7,009,000	7,561,683
OpNet S.p.A.,
10.93% (3 Month EURIBOR + 7.00%), 02/09/2026 (a)	EUR 5,699,000	6,157,117
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	3,754,000	3,754,084
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)	3,395,000	3,061,893
		43,391,405

Management of Companies and Enterprises – 0.5%
ARD Finance SA, 6.50% (.00% PIK), 06/30/2027 (a)	6,936,000	2,328,332

Manufacturing – 14.8%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	8,160,000	8,231,400
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026	5,068,000	4,307,800
Fiven ASA, 10.63% (3 Month EURIBOR + 6.70%), 12/11/2026	EUR 6,589,000	7,499,537
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028 (a)	9,924,000	10,308,554
Mangrove Luxco III Sarl, 7.78% (9.00% PIK), 10/09/2025	EUR 4,120,725	4,392,310
ProSomnus, Inc., 14.25%, 04/06/2026 (b)	1,813,152	1,558,303
Secop Group Holding GmbH,
12.30% (3 Month EURIBOR + 8.40%), 12/29/2026	EUR 1,443,000	1,599,597
SLR Group GmbH,
10.90% (3 Month EURIBOR + 7.00%), 10/09/2027	EUR 2,961,000	3,194,485
TPC Group, Inc., 13.00%, 12/16/2027 (a)	8,042,622	8,213,423
Trulieve Cannabis Corp., 8.00%, 10/06/2026	4,526,000	4,327,422
Valvoline, Inc., 4.25%, 02/15/2030 (a)	6,354,000	6,344,696
		59,977,527

Mining, Quarrying, and Oil and Gas Extraction – 1.0%
Kistos Energy, 13.50%, 03/21/2083	109,999	46,750
Mime Petroleum AS, 9.75%, 09/17/2026	1,526,584	1,450,254
Tacora Resources, Inc., 13.00%, 05/08/2024 (a)	2,381,851	2,381,851
		3,878,855

Professional, Scientific, and Technical Services – 1.6%
Aker Horizons ASA,
7.97% (3 Month NIBOR + 3.25%), 08/15/2025	NOK 5,500,000	499,628

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS – 53.7% (CONTINUED)

Professional, Scientific, and
Technical Services – 1.6% (Continued)
Floatel International Ltd., 9.75%, 04/10/2029	$2,625,000	$2,513,438
GemmaCert Ltd., 9.00%, 05/19/2024 (b)	500,965	80,405
Getty Images, Inc., 9.75%, 03/01/2027 (a)	2,568,000	2,575,440
LifeFit Group MidCo GmbH,
13.42% (3 Month EURIBOR + 7.50%), 01/26/2025	EUR 1,184,754	1,286,164
		6,955,075

Retail Trade – 3.4%
99 Escrow Issuer, Inc., 7.50%, 01/15/2026 (a)	4,193,000	1,429,834
AMC Networks, Inc., 4.75%, 08/01/2025	6,900,000	6,901,175
Gap, Inc., 3.88%, 10/01/2031 (a)	6,621,000	5,607,143
		13,938,152

Transportation and Warehousing – 5.0%
Kistefos AS, 9.69% (3 Month NIBOR + 5.00%), 09/13/2028	NOK 4,100,000	380,014
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.,
9.00%, 10/15/2026 (a)(d)	13,103,000	13,264,347
Uber Technologies, Inc., 8.00%, 11/01/2026 (a)	2,974,000	3,011,898
XPO, Inc., 6.25%, 06/01/2028 (a)	3,542,000	3,579,736
		20,235,995

Utilities – 2.2%
Hawaii Electric Light Company, 3.28%, 12/30/2040 (b)	1,500,000	855,000
IEA Energy Services LLC, 6.63%, 08/15/2029 (a)	8,723,000	8,352,273
		9,207,273

Wholesale Trade – 1.4%
Performance Food Group, Inc., 6.88%, 05/01/2025 (a)	5,000,000	5,003,775
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	1,025,000	852,602
		5,856,377
TOTAL CORPORATE BONDS (Cost $223,866,969)		218,964,221

BANK LOANS – 21.2%

Accommodation and Food Services – 1.4%
Carrols Restaurant Group, Inc.,
8.68% (1 Month SOFR + 3.25%), 04/30/2026	5,641,239	5,654,834

Arts, Entertainment, and Recreation – 3.0%
NAI Entertainment Holdings LLC,
10.94% (1 Month SOFR + 5.00%), 05/08/2025	12,355,351	12,309,019

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
BANK LOANS – 21.2% (CONTINUED)

Information – 4.8%
American Greetings Corp.,
11.33% (1 Month SOFR + 6.00%), 04/06/2028	$2,693,790	$2,705,239
CBS Radio, 0.00%, 11/18/2024 (e)	2,047,000	1,202,613
Cengage Learning, Inc. First Lien,
9.57% (3 Month SOFR + 4.75%), 07/14/2026	5,688,000	5,688,881
Clear Channel International First Lien, 7.50%, 08/15/2027	6,706,000	6,689,235
Magnite, Inc., 9.82% (1 Month SOFR + 4.50%), 02/06/2031	3,582,000	3,592,459
		19,878,427

Manufacturing – 6.9%
Chobani LLC, 8.94% (1 Month SOFR + 3.50%), 10/23/2027	4,614,307	4,631,611
Chobani LLC First Lien,
9.08% (1 Month SOFR + 3.50%), 10/25/2027	2,806,965	2,825,673
DS Parent, Inc., 10.80% (3 Month SOFR + 5.50%), 12/16/2030	7,576,000	7,512,059
Elevate Textiles, Inc.,
13.98% (3 Month SOFR + 8.65%), 09/30/2027	193,873	193,146
Energy Acquisition Co., Inc.
9.68% (1 Month SOFR + 4.25%), 06/26/2025	4,286,247	4,287,597
7.50%, 06/26/2025	1,798,079	1,777,851
First Brands Group LLC First Lien,
10.88% (6 Month SOFR + 5.00%), 03/30/2027	2,066,230	2,070,104
Trulite, 11.32% (1 Month SOFR + 6.00%), 02/15/2030	4,945,000	4,945,000
		28,243,041

Mining, Quarrying, and Oil and Gas Extraction – 1.8%
EPIC Y-Grade Services LP,
11.43% (1 Month SOFR + 6.00%), 06/30/2027	1,948,000	1,950,435
HighPeak Energy,
12.95% (3 Month SOFR + 7.50%), 09/30/2026	5,124,000	5,149,620
		7,100,055

Professional, Scientific, and Technical Services – 1.7%
Getty Images, Inc. First Lien,
9.91% (3 Month LIBOR + 4.50%), 02/19/2026 (f)	2,190,059	2,192,797
Inotiv, Inc. First Lien,
12.21% (1 Month SOFR + 6.75%), 09/22/2026	4,731,026	4,583,181
		6,775,978

Retail Trade – 1.6%
Mountaineer Merger Corp.,
12.57% (3 Month LIBOR + 7.00%), 10/22/2028 (f)	5,681,740	4,559,597

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
BANK LOANS – 21.2% (CONTINUED)

Retail Trade – 1.6% (Continued)
The Container Store, Inc.,
10.57% (3 Month LIBOR + 4.75%), 01/31/2026 (f)	$2,402,322	$1,945,880
		6,505,477
TOTAL BANK LOANS (Cost $86,095,505)		86,466,831

CONVERTIBLE BONDS – 5.6%

Administrative and Support and
Waste Management and Remediation Services – 1.0%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026 (a)	4,428,000	4,054,349

Information – 2.9%
BuzzFeed, Inc., 8.50%, 12/03/2026 (a)	4,287,000	3,836,865
Leafly Holdings, Inc., 8.00%, 01/31/2025 (b)	4,163,000	3,538,550
UpHealth, Inc.
14.34% (3 Month SOFR + 9.00%), 12/15/2025 (a)	850,000	750,125
6.25%, 06/15/2026 (a)	3,906,000	3,573,990
		11,699,530

Transportation and Warehousing – 1.7%
Delivery Hero SE
1.50%, 01/15/2028	EUR 1,100,000	936,006
2.13%, 03/10/2029	EUR 7,100,000	5,807,255
		6,743,261
TOTAL CONVERTIBLE BONDS (Cost $23,778,896)		22,497,140

MORTGAGE-BACKED SECURITIES – 4.6%

Finance and Insurance – 4.6%
BX Trust
Series 2020-VKNG, Class C,
6.84% (1 Month SOFR + 1.51%), 10/15/2037 (a)	1,309,000	1,301,733
Series 2021-VOLT, Class C,
6.54% (1 Month SOFR + 1.21%), 09/15/2036 (a)	2,800,000	2,760,914
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D,
7.37% (1 Month SOFR + 2.05%), 12/15/2037 (a)	4,481,000	4,481,913
Cold Storage Trust, Series 2020-ICE5, Class D,
7.53% (1 Month SOFR + 2.21%), 11/15/2037 (a)	3,258,614	3,255,359
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A,
6.35% (1 Month SOFR + 1.03%), 05/15/2036 (a)	1,835,434	1,835,498
Series 2019-ICE4, Class D,
6.97% (1 Month SOFR + 1.65%), 05/15/2036 (a)	624,447	624,213

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES – 4.6% (CONTINUED)

Finance and Insurance – 4.6% (Continued)
JP Morgan Chase Commercial Mortgage Securities,
Series 2021-MHC, Class B,
6.49% (1 Month SOFR + 1.16%), 04/15/2038 (a)	$970,000	$967,097
Life Mortgage Trust US, Series 2022-BMR2, Class A1,
6.62% (1 Month SOFR + 1.30%), 05/15/2039 (a)	3,700,000	3,671,775
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $18,692,290)		18,898,502

	Shares
PREFERRED STOCKS – 1.6%

Finance and Insurance – 0.2%
Saratoga Investment Corp., Series 2027, 6.00%, 04/30/2027	40,765	986,513

Mining, Quarrying, and Oil and Gas Extraction – 1.4%
NGL Energy Partners LP, Series B,
12.79% (3 Month SOFR + 7.47%), Perpetual	189,931	5,582,072

Professional, Scientific, and Technical Services – 0.0% (g)
Argo Blockchain PLC, Series A, 8.75%, 11/30/2026	8,481	71,919
TOTAL PREFERRED STOCKS (Cost $5,350,944)		6,640,504

	Par
ASSET-BACKED SECURITIES – 1.5%

Transportation and Warehousing – 1.5%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates,
Series 2013-1, 3.90%, 01/15/2026	6,490,349	5,981,778
TOTAL ASSET-BACKED SECURITIES (Cost $5,960,481)		5,981,778

	Shares
COMMON STOCKS – 0.8%

Construction – 0.0% (g)
Southland Holdings, Inc.(h)	15,374	79,176

Finance and Insurance – 0.2%
Bitcoin Depot, Inc. (h)	249,984	473,720

Information – 0.0% (g)
UpHealth, Inc. (h)	133,414	138,751
Warner Bros Discovery, Inc. (h)(i)	11,200	97,776
		236,527

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.8% (CONTINUED)

Manufacturing – 0.6%
Ardagh Metal Packaging SA	27,673	$94,918
EchoStar Corp. – Class A (h)(i)	27,400	390,450
RA PARENT INC (b)(h)	43	2,122,487
		2,607,855

Mining, Quarrying, and Oil and Gas Extraction – 0.0%(g)
Talos Energy, Inc. (h)	11,613	161,769

Professional, Scientific, and Technical Services – 0.0% (g)
GemmaCert Ltd. (b)(h)	21,135	0
TOTAL COMMON STOCKS (Cost $3,734,834)		3,559,047

REAL ESTATE INVESTMENT TRUSTS – 0.5%

Real Estate and Rental and Leasing – 0.5%
CTO Realty Growth, Inc.	131,933	2,236,264
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,271,734)		2,236,264

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) – 0.0%(g)
Berenson Acquisition Corp. Founder Shares (b)(h)	12,570	0
Plum Acquisition Corp. III (h)	8,594	1,160
Revelstone Capital Acquisition Corp. Founder Shares (b)(h)	5,925	89
Screaming Eagle Acquisition Corp. (h)	273,500	129,229
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS)
(Cost $127,267)		130,478

	Contracts
WARRANTS – 0.0% (g)

Information – 0.0% (g)
Leafly Holdings, Inc.,
Expires 11/07/2026, Exercise Price $11.50 (h)	21,228	637

Manufacturing – 0.0% (g)
McDermott International Ltd.
Expires 06/30/2027, Exercise Price $11.50 (b)(h)	258,269	0
Expires 06/30/2027, Exercise Price $11.50 (b)(h)	286,965	0
ProSomnus, Inc., Expires 04/20/2028, Exercise Price $11.50 (h)	40,414	695
		695

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Investments (Continued)

March 31, 2024 (Unaudited)

	Contracts	Value
WARRANTS – 0.0% (g) (CONTINUED)
Mining, Quarrying, and Oil and Gas Extraction – 0.0% (g)
Tacora Resources, Inc.,
Expires 05/11/2025, Exercise Price $0.01 (b)(h)	20,243,861	$0
TOTAL WARRANTS (Cost $153,329)		1,332

	Shares
SHORT-TERM INVESTMENTS – 9.4%
MONEY MARKET FUNDS – 4.8%
First American Government Obligations Fund –
Class X – Class X, 5.23% (j)	2,435,921	2,435,921
First American Treasury Obligations Fund –
Class X – Class X, 5.22% (j)	17,244,808	17,244,808
TOTAL MONEY MARKET FUNDS (Cost $19,680,729)		19,680,729

	Par
COMMERCIAL PAPER – 4.6%
Manufacturing — 2.8%
International Flavors & Fragrances, Inc., 5.86%, 04/02/2024 (k)	$7,403,000	7,397,425
VF Corp., 6.57%, 07/24/2024 (k)	3,905,000	3,835,792
		11,233,217
Retail Trade — 1.8%
Walgreens Boots Alliance, Inc., 6.63%, 04/15/2024 (k)	7,300,000	7,277,600
TOTAL COMMERCIAL PAPER (Cost $18,510,540)		18,510,817
TOTAL SHORT-TERM INVESTMENTS (Cost $38,191,269)		38,191,546
Total Investments – 98.9% (Cost $408,223,518)		403,567,643
Other Assets in Excess of Liabilities – 1.1%		4,447,691
Total Net Assets – 100.0%		$408,015,334

Percentages are stated as a percent of net assets.
Par amount is in U.S. Dollars unless otherwise indicated.
AG – Aktiengesellschaft
ASA – Advanced Subscription Agreement
EUR – Euro
LIBOR – London Interbank Offered Rate
NOK – Norwegian Krone
NV – Naamloze Vennootschap
PIK – Payment in Kind
PLC – Public Limited Company
SA – Sociedad Anónima

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Investments (Continued)

SEK – Swedish Krona
SOFR – Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $157,617,954 or 38.6% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,338,478 or 2.0% of net assets as of March 31, 2024.

(c)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Represents less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(j)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(k)	The rate shown is the effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Options Written

March 31, 2024 (Unaudited)

	Notional
	Amount	Contracts	Value
OPTIONS WRITTEN – 0.0% (a)(b)(c)

Call Options – 0.0% (b)
EchoStar Corp.,
Expiration: 12/20/2024; Exercise Price: $25.00	$(195,225)	(137)	$(21,852)
iShares 1-3 Year Treasury Bond ETF,
Expiration: 06/21/2024; Exercise Price: $84.00	(2,142,636)	(262)	(1,310)
iShares iBoxx $High Yield Corporate Bond ETF
Expiration: 04/19/2024; Exercise Price: $77.00	(2,868,237)	(369)	(29,889)
Expiration: 06/21/2024; Exercise Price: $77.00	(2,191,986)	(282)	(26,790)
TOTAL CALL OPTIONS			(79,841)

Put Options – 0.0% (b)
EchoStar Corp.,
Expiration: 12/20/2024; Exercise Price: $12.50	(195,225)	(137)	(30,003)
iShares 1-3 Year Treasury Bond ETF,
Expiration: 06/21/2024; Exercise Price: $82.00	(2,142,636)	(262)	(15,720)
Warner Bros Discovery, Inc.,
Expiration: 04/19/2024; Exercise Price: $10.00	(146,664)	(168)	(21,504)
TOTAL PUT OPTIONS			(67,227)
Total Options Written
(Premiums received $164,174)			$(147,068)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Securities Sold Short

March 31, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS – (1.9)%

Information – (1.2)%
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.75%, 03/01/2030 (a)	$(2,167,000)	$(1,866,425)
Concentrix Corp., 6.85%, 08/02/2033	(1,572,000)	(1,564,481)
Frontier Communications Holdings LLC,
6.00%, 01/15/2030 (a)	(1,660,000)	(1,408,861)
		(4,839,767)
Management of Companies and Enterprises – (0.2)%
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029 (a)	(1,094,000)	(977,036)

Manufacturing – (0.0)%(b)
F-Brasile SpA / F-Brasile US LLC, 7.38%, 08/15/2026 (a)	(200,000)	(199,722)

Wholesale Trade – (0.5)%
Likewize Corp., 9.75%, 10/15/2025 (a)	(2,019,000)	(2,052,079)
TOTAL CORPORATE BONDS (Proceeds $7,939,378)		(8,068,604)

	Shares
EXCHANGE TRADED FUNDS – (0.4)%
iShares iBoxx $High Yield Corporate Bond ETF	(18,400)	(1,430,232)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,426,946)		(1,430,232)
Total Securities Sold Short – (2.3)%
(Proceeds $9,366,324)		$(9,498,836)

Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $8,068,604 or 2.0% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Schedule of Forward Currency Contracts

March 31, 2024 (Unaudited)

						Value / Unrealized
Settlement	Currency		Currency			Appreciation
Date	Purchased		Sold		Counterparty	(Depreciation)
04/15/2024	USD	43,283,959	EUR	39,610,000	U.S. Bancorp Investments, Inc.	$520,186
04/15/2024	USD	6,526,543	NOK	68,670,000	U.S. Bancorp Investments, Inc.	198,352
04/15/2024	USD	10,348,933	SEK	105,905,000	U.S. Bancorp Investments, Inc.	447,844
						$1,166,382

EUR – Euro
NOK – Norwegian Krone
SEK – Swedish Krona
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	CrossingBridge	CrossingBridge
	Low Duration High	Responsible
	Yield Fund	Credit Fund
ASSETS
Investments, at value
(cost $798,250,961 and $35,896,382)	$790,238,519	$35,860,937
Cash	—	311,176
Cash held in foreign currency, at value
(cost $1,537,754 and $266,044)	1,525,715	264,192
Receivable for investment securities sold	8,199,198	275,906
Dividends and interest receivable	10,108,458	368,728
Unrealized appreciation of forward
currency exchange contracts	2,043,191	166,917
Receivable for Fund shares sold	33,447,574	11,656
Prepaid expenses and other assets	77,799	11,671
TOTAL ASSETS	845,640,454	37,271,183
LIABILITIES
Due To Custodian	14,361,499	—
Payable for investments purchased	53,248,252	1,531,002
Payable for Fund shares redeemed	237,550	—
Payable to Adviser	403,173	3,033
Payable for distributions to shareholders	225	—
Unrealized depreciation of forward
currency exchange contracts	—	1,908
Shareholder servicing fees payable	262,152	10,650
Payable to affiliates	107,827	22,362
Accrued expenses and other liabilities	32,347	17,806
TOTAL LIABILITIES	68,653,025	1,586,761
NET ASSETS	$776,987,429	$35,684,422
Net assets consist of:
Paid-in capital	$798,475,845	$36,721,189
Total accumulated loss	(21,488,416)	(1,036,767)
NET ASSETS	$776,987,429	$35,684,422

INSTITUTIONAL CLASS
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	79,543,508	3,773,859
Net asset value, offering, and
redemption price per share	$9.77	$9.46

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2024 (Unaudited)

	CrossingBridge	CrossingBridge
	Ultra-Short	Pre-Merger
	Duration Fund	SPAC ETF
ASSETS
Investments, at value
(cost $113,649,850 and $68,710,857)	$113,213,670	$71,344,159
Cash held in foreign currency, at value
(cost $29,466 and $—)	29,466	—
Receivable for investment securities sold	1,643,664	—
Receivable for Fund shares sold	357,233	—
Dividends and interest receivable	1,073,272	9,362
Unrealized appreciation of forward
currency exchange contracts	189,537	—
Prepaid expenses and other assets	8,603	—
TOTAL ASSETS	116,515,445	71,353,521
LIABILITIES
Due To Custodian	243	—
Payable for investments purchased	6,349,889	500
Payable for Fund shares redeemed	240,536	—
Payable to Adviser	50,142	46,367
Accrued expenses and other liabilities	21,846	—
Payable to affiliates	26,574	—
Shareholder servicing fees payable	10,767	—
TOTAL LIABILITIES	6,699,997	46,867
NET ASSETS	$109,815,448	$71,306,654
Net assets consist of:
Paid-in capital	$110,268,132	$68,158,315
Total distributable earnings/(accumulated loss)	(452,684)	3,148,339
NET ASSETS	$109,815,448	$71,306,654

INSTITUTIONAL CLASS
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	11,039,678
Net asset value, offering, and
redemption price per share	$9.95

NAV
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		3,330,000
Net asset value, offering, and
redemption price per share		$21.41

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2024 (Unaudited)

RiverPark
Strategic
Income Fund
ASSETS
Investments, at value (cost $408,223,518)	$403,567,643
Cash	3,930,349
Receivable for investment securities sold	3,812,361
Receivable for Fund shares sold	1,135,616
Unrealized appreciation of forward currency exchange contracts	1,166,382
Deposit at broker for securities sold short	17,376,542
Dividends and interest receivable	3,975,476
Prepaid expenses and other assets	77,852
TOTAL ASSETS	435,042,221
LIABILITIES
Securities sold short, at value (cost $9,366,324)	9,498,836
Written options, at value (cost $164,174)	147,068
Payable for investments purchased	16,769,867
Payable for Fund shares redeemed	112,483
Payable to Adviser	222,492
Payable to affiliates	51,425
Shareholder servicing fees payable	23,771
Accrued distribution expense	10,139
Accrued expenses and other liabilities	190,806
TOTAL LIABILITIES	27,026,887
NET ASSETS	$408,015,334
Net assets consist of:
Paid-in capital	$487,674,181
Total distributable earnings/(accumulated loss)	(79,658,847)
NET ASSETS	$408,015,334

INSTITUTIONAL CLASS
Net assets	384,711,206
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	44,153,461
Net asset value, offering, and redemption price per share	$8.71

RETAIL CLASS
Net assets	23,304,128
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,663,757
Net asset value, offering, and redemption price per share	$8.75

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Operations

For the Period Ended March 31, 2024 (Unaudited)

	CrossingBridge	CrossingBridge
	Low Duration High	Responsible
	Yield Fund	Credit Fund
INVESTMENT INCOME
Interest income	$26,929,910	$1,320,371
Dividend income	527,675	45,534
TOTAL INVESTMENT INCOME	27,457,585	1,365,905
EXPENSES
Management fees (Note 4)	2,145,836	101,294
Shareholder servicing fees – Institutional Class (Note 5)	330,129	15,584
Administration and accounting fees (Note 6)	173,898	35,322
Transfer agent fees and expenses (Note 6)	85,839	15,291
Expense recoupment by Adviser (Note 4)	37,602	—
Federal and state registration fees	30,848	9,775
Custody fees (Note 6)	30,020	9,239
Legal fees	26,792	8,053
Reports to shareholders	17,490	732
Audit and tax fees	17,472	12,629
Trustees’ fees	12,799	12,799
Pricing fees (Note 6)	9,151	5,309
Chief Compliance Officer fees	6,313	6,313
Other expenses	4,020	5,225
Insurance fees	2,836	1,464
TOTAL EXPENSES	2,931,045	239,029
Less waivers and reimbursement by Adviser (Note 4)	—	(98,408)
NET EXPENSES	2,931,045	140,621
NET INVESTMENT INCOME	24,526,540	1,225,284
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	2,888,491	466,585
Foreign currency exchange contracts	(3,180,036)	(297,390)
Foreign currency transactions	(64,807)	6,995
	(356,352)	176,190
Net change in unrealized appreciation (depreciation) on:
Investments	6,944,750	13,211
Foreign currency exchange contracts	1,507,746	121,664
Foreign currency translation	(63,206)	(4,636)
	8,389,290	130,239
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	8,032,938	306,429
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$32,559,478	$1,531,713

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Operations (Continued)

For the Period Ended March 31, 2024 (Unaudited)

	CrossingBridge	CrossingBridge
	Ultra-Short	Pre-Merger
	Duration Fund	SPAC ETF
INVESTMENT INCOME
Interest income	$3,421,479	$124,177
Dividend income	2	—
TOTAL INVESTMENT INCOME	3,421,481	124,177
EXPENSES
Management fees (Note 4)	328,402	278,548
Shareholder servicing fees – Institutional Class (Note 5)	50,523	—
Administration and accounting fees (Note 6)	36,958	—
Transfer agent fees and expenses (Note 6)	19,680	—
Audit and tax fees	12,813	—
Trustees’ fees	12,799	—
Legal fees	11,355	—
Federal and state registration fees	10,869	—
Custody fees (Note 6)	8,968	—
Chief Compliance Officer fees	6,313	—
Pricing fees (Note 6)	5,949	—
Other expenses	5,040	—
Reports to shareholders	1,649	—
Insurance fees	1,647	—
TOTAL EXPENSES	512,965	278,548
Less waivers and reimbursement by Adviser (Note 4)	(58,256)	—
NET EXPENSES	454,709	278,548
NET INVESTMENT INCOME (LOSS)	2,966,772	(154,371)
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	155,789	998,004
Foreign currency exchange contracts	(1,765)	—
Foreign currency transactions	(216,141)	—
	(62,117)	998,004
Net change in unrealized appreciation (depreciation) on:
Investments	294,376	727,880
Foreign currency exchange contracts	149,226	—
Foreign currency translation	(558)	—
	443,044	727,880
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	380,927	1,725,884
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$3,347,699	$1,571,513

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Operations (Continued)

For the Period Ended March 31, 2024 (Unaudited)

RiverPark
Strategic
Income Fund
INVESTMENT INCOME
Interest income	$17,146,557
Dividend income	733,986
TOTAL INVESTMENT INCOME	17,880,543
EXPENSES
Management fees (Note 4)	1,261,041
Interest expense	292,688
Shareholder servicing fees – Institutional Class (Note 5)	213,407
Administration and accounting fees (Note 6)	104,209
Dividend expense	75,763
Transfer agent fees and expenses (Note 6)	33,467
Federal and state registration fees	28,867
Distribution (12b-1) expense (Note 5)	26,139
Custody fees (Note 6)	17,389
Audit and tax fees	16,845
Legal fees	16,267
Trustees’ fees	12,983
Pricing fees (Note 6)	10,972
Reports to shareholders	9,701
Chief Compliance Officer fees	6,405
Other expenses	5,769
Insurance fees	2,288
TOTAL EXPENSES	2,134,200
Less waivers and reimbursement by Adviser (Note 4)	—
NET EXPENSES	2,134,200
NET INVESTMENT INCOME	15,746,343
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(420,025)
Written options	42,322
Foreign currency exchange contracts	(1,939,199)
Foreign currency transactions	(11,467)
(2,328,369)
Net change in unrealized appreciation (depreciation) on:
Investments	9,369,281
Foreign currency exchange contracts	969,645
Foreign currency translation	(47,239)
10,291,687
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,963,318
NET INCREASE IN NET ASSETS FROM OPERATIONS	$23,709,661

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statements of Changes in Net Assets

	For the Six
	Months Ended
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
FROM OPERATIONS
Net investment income	$24,526,540	$39,203,205
Net realized gain (loss) on:
Investments	2,888,491	(8,640,591)
Forward currency exchange contracts	(3,180,036)	(2,799,126)
Foreign currency transactions	(64,807)	(51,451)
Net change in unrealized
appreciation (depreciation) on:
Investments	6,944,750	9,284,097
Forward currency exchange contracts	1,507,746	(1,618,383)
Foreign currency translation	(63,206)	52,734
Net increase in net assets from operations	32,559,478	35,430,485

FROM DISTRIBUTIONS
Distributions to shareholders	(25,239,931)	(45,038,845)
Net decrease in net assets
resulting from distributions paid	(25,239,931)	(45,038,845)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	232,751,831	314,420,834
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	21,904,757	36,263,479
Payments for shares redeemed –
Institutional Class	(91,418,736)	(279,538,917)
Net increase in net assets
from capital share transactions	163,237,852	71,145,396
TOTAL INCREASE IN NET ASSETS	170,557,399	61,537,036

NET ASSETS:
Beginning of Year/Period	606,430,030	544,892,994
End of Year/Period	$776,987,429	$606,430,030

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Statements of Changes in Net Assets (Continued)

	For the Six
	Months Ended
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
FROM OPERATIONS
Net investment income	$1,225,284	$2,047,139
Net realized gain (loss) on:
Investments	466,585	(918,656)
Forward currency exchange contracts	(297,390)	(295,000)
Foreign currency transactions	6,995	41,180
Contribution by Affiliate (Note 6)	—	12
Net change in unrealized
appreciation (depreciation) on:
Investments	13,211	922,214
Forward currency exchange contracts	121,664	(60,927)
Foreign currency translation	(4,636)	2,892
Net increase in net assets from operations	1,531,713	1,738,854

FROM DISTRIBUTIONS
Distributions to shareholders	(1,224,435)	(2,448,649)
Net decrease in net assets
resulting from distributions paid	(1,224,435)	(2,448,649)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	13,266,145	9,198,001
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	1,045,876	2,005,227
Payments for shares redeemed –
Institutional Class	(6,227,448)	(4,363,352)
Net increase in net assets
from capital share transactions	8,084,573	6,839,876
TOTAL INCREASE IN NET ASSETS	8,391,851	6,130,081

NET ASSETS:
Beginning of Year/Period	27,292,571	21,162,490
End of Year/Period	$35,684,422	$27,292,571

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Statements of Changes in Net Assets (Continued)

	For the Six
	Months Ended
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
FROM OPERATIONS
Net investment income	$2,966,772	$4,525,977
Net realized gain (loss) on:
Investments	155,789	88,769
Forward currency exchange contracts	(1,765)	(181,601)
Foreign currency transactions	(216,141)	43,799
Net change in unrealized
appreciation (depreciation) on:
Investments	294,376	83,230
Forward currency exchange contracts	149,226	(32,312)
Foreign currency translation	(558)	(282)
Net increase in net assets from operations	3,347,699	4,527,580

FROM DISTRIBUTIONS
Distributions to shareholders	(2,951,123)	(5,115,777)
Net decrease in net assets
resulting from distributions paid	(2,951,123)	(5,115,777)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	22,613,916	50,611,714
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	766,916	570,230
Payments for shares redeemed –
Institutional Class	(8,507,442)	(24,381,265)
Net increase in net assets
from capital share transactions	14,873,390	26,800,679
TOTAL INCREASE IN NET ASSETS	15,269,966	26,212,482

NET ASSETS:
Beginning of Year/Period	94,545,482	68,333,000
End of Year/Period	$109,815,448	$94,545,482

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Statements of Changes in Net Assets (Continued)

	For the Six
	Months Ended
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
FROM OPERATIONS
Net investment loss	$(154,371)	$(91,702)
Net realized gain (loss) on:
Investments	998,004	3,051,361
Forward currency exchange contracts	—	(169,334)
Foreign currency transactions	—	6,745
Net change in unrealized
appreciation (depreciation) on:
Investments	727,880	1,433,571
Forward currency exchange contracts	—	(59,606)
Net increase in net assets from operations	1,571,513	4,171,035

FROM DISTRIBUTIONS
Distributions to shareholders	(2,456,116)	(636,389)
Net decrease in net assets
resulting from distributions paid	(2,456,116)	(636,389)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares – NAV	4,728,351	14,550,494
Net asset value of shares issued to shareholders
in payment of distributions declared – NAV	—	—
Payments for shares redeemed – NAV	(1,518,804)	(12,414,961)
Net increase in net assets
from capital share transactions	3,209,547	2,135,533
TOTAL INCREASE IN NET ASSETS	2,324,944	5,670,179

NET ASSETS:
Beginning of Year/Period	68,981,710	63,311,531
End of Year/Period	$71,306,654	$68,981,710

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Statements of Changes in Net Assets (Continued)

	For the Six
	Months Ended
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
FROM OPERATIONS
Net investment income	$15,746,343	$20,058,023
Net realized gain (loss) on:
Investments	(420,025)	(7,024,574)
Written options	42,322	598,009
Forward currency exchange contracts	(1,939,199)	(305,867)
Foreign currency transactions	(11,467)	(86,217)
Net change in unrealized
appreciation (depreciation) on:
Investments	9,369,281	3,158,485
Forward currency exchange contracts	969,645	(198,353)
Foreign currency translation	(47,239)	52,936
Net increase in net assets from operations	23,709,661	16,252,442

FROM DISTRIBUTIONS
Distributions to shareholders:
Institutional Class Shares	(15,032,863)	(19,952,177)
Retail Class Shares	(789,049)	(1,538,019)
Net decrease in net assets
resulting from distributions paid	(15,821,912)	(21,490,196)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Class Shares
Proceeds from sales of shares	76,099,427	262,636,965
Net asset value of shares issued to shareholders
in payment of distributions declared	14,942,361	19,751,686
Payments for shares redeemed	(65,933,129)	(94,214,531)
Net increase in net assets from Institutional
Class Shares capital share transactions	25,108,659	188,174,120
Retail Class Shares
Proceeds from sales of shares	7,120,318	11,334,312
Net asset value of shares issued to shareholders
in payment of distributions declared	766,213	1,487,966
Payments for shares redeemed	(4,828,125)	(12,264,124)
Net increase in net assets from Retail
Class Shares capital share transactions	3,058,406	558,154
Net increase in net assets
from capital share transactions	28,167,065	188,732,274
TOTAL INCREASE IN NET ASSETS	36,054,814	183,494,520

NET ASSETS:
Beginning of Year/Period	371,960,520	188,466,000
End of Year/Period	$408,015,334	$371,960,520

The accompanying notes are an integral part of these financial statements.

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CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

Institutional Class

	For the Six
	Months Ended
	March 31, 2024
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.66

Income from investment operations:
Net investment income(1)	0.36
Net realized and unrealized gain (loss) on investments(2)	0.12
Total from investment operations	0.48

Less distributions paid:
From net investment income	(0.37)
From net realized gains	—
Total distributions paid	(0.37)

Net Asset Value, End of Year/Period	$9.77
Total Return(4)	5.03%

Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$776,987

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses	0.89	%(5)
After waivers and reimbursements of expenses	0.89	%(5)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses	7.43%
After waivers and reimbursements of expenses	7.43%
Portfolio turnover rate(9)	75.33%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(3)	Less than $0.005 per share.
(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Total return for a period of less than one year is not annualized.

(5)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be 0.88%.
(6)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be 0.89%.
(7)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be 0.85%.
(8)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be unchanged.
(9)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights (Continued)

Per Share Data for a Share Outstanding Throughout Each Year/Period

Year Ended September 30,
2023		2022		2021		2020	2019
$9.84		$10.36		$9.86		$10.04	$10.06

0.72		0.33		0.34		0.35	0.29
(0.06)		(0.36)		0.54		(0.18)	(0.02)
0.66		(0.03)		0.88		0.17	0.27

(0.73)		(0.33)		(0.38)		(0.35)	(0.29)
(0.11)		(0.16)		—		—	(0.00	)(3)
(0.84)		(0.49)		(0.38)		(0.35)	(0.29)

$9.66		$9.84		$10.36		$9.86	$10.04
7.02%		(0.39%)		9.13%		1.80%	2.71%

$606,430		$544,893		$326,484		$144,124	$129,019

0.90	%(6)	0.88	%(7)	0.91	%(8)	0.96%	1.08%
0.90	%(6)	0.88	%(7)	0.88	%(8)	0.90%	0.96%

7.33%		3.30%		3.34%		3.35%	2.83%
7.33%		3.30%		3.37%		3.41%	2.95%
130.57%		136.70%		169.73%		224.86%	198.63%

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period
Institutional Class

	Period from
	For the Six			June 30, 2021(1)
	Months Ended	Year Ended		through
	March 31, 2024	September 30,		September 30,
	(Unaudited)	2023	2022	2021
Net Asset Value,
Beginning of Year/Period	$9.36	$9.65	$10.01	$10.00

Income from investment operations:
Net investment income(2)	0.37	0.81	0.38	0.06
Net realized and unrealized
gain (loss) on investments(3)	0.10	(0.13)	(0.33)	(0.01)
Total from investment operations	0.47	0.68	0.05	0.05

Less distributions paid:
From net investment income	(0.37)	(0.83)	(0.39)	(0.04)
From net realized gains	—	(0.14)	(0.02)	—
Total distributions paid	(0.37)	(0.97)	(0.41)	(0.04)
Net Asset Value, End of Year/Period	$9.46	$9.36	$9.65	$10.01
Total Return(4)	4.97%	7.45%	0.45%	0.57%

Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$35,684	$27,293	$21,162	$16,889
Ratio of expenses to average net assets:
Before waivers and
reimbursements of expenses(5)	1.53%	1.70%	1.97%	2.77%
After waivers and
reimbursements of expenses(5)	0.90%	0.90%	0.89%	0.91	%(6)
Ratio of net investment income
to average net assets:
Before waivers and
reimbursements of expenses(5)	7.23%	7.70%	2.75%	0.50%
After waivers and
reimbursements of expenses(5)	7.86%	8.50%	3.83%	2.36%
Portfolio turnover rate(7)	97.81%	129.55%	173.58%	39.47%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(5)	Annualized for periods less than one year.
(6)	The ratio of expenses to average net assets after waivers and reimbursement of expenses includes bank loan service charges. Excluding these charges, the ratio was 0.90%.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period
Institutional Class
	Period from
	For the Six			June 30, 2021(1)
	Months Ended	Year Ended		through
	March 31, 2024	September 30,		September 30,
	(Unaudited)	2023	2022	2021
Net Asset Value,
Beginning of Year/Period	$9.91	$9.97	$10.01	$10.00

Income from investment operations:
Net investment income (loss)(2)	0.29	0.53	0.16	(0.01)
Net realized and unrealized
gain (loss) on investments(3)	0.04	0.00 (4)	(0.05)	0.02
Total from investment operations	0.33	0.53	0.11	0.01

Less distributions paid:
From net investment income	(0.29)	(0.53)	(0.14)	—
From net realized gains	—	(0.06)	(0.01)	—
Total distributions paid	(0.29)	(0.59)	(0.15)	—
Net Asset Value, End of Year/Period	$9.95	$9.91	$9.97	$10.01
Total Return(5)	3.39%	5.44%	1.12%	0.07%

Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$109,815	$94,545	$68,333	$37,061
Ratio of expenses to average net assets:
Before waivers and
reimbursements of expenses(6)	1.02%	1.05%	1.13%	2.68%
After waivers and
reimbursements of expenses(6)	0.90%	0.90%	0.89%	0.90%
Ratio of net investment income (loss)
to average net assets:
Before waivers and
reimbursements of expenses(6)	5.75%	5.18%	1.40%	(2.06%)
After waivers and
reimbursements of expenses(6)	5.87%	5.33%	1.64%	(0.28%)
Portfolio turnover rate(7)	74.62%	217.47%	155.17%	41.74%

(1)	Commencement of investment operations.
(2)	Per share net investment income (loss) was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(4)	Amount between $0.00 and $0.005 per share.
(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(6)	Annualized for periods less than one year.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period
NAV

				Period from
				September 20,
	For the Six			2021(1)
	Months Ended	Year Ended		through
	March 31, 2024	September 30,		September 30,
	(Unaudited)	2023	2022	2021
Net Asset Value,
Beginning of Year/Period	$21.69	$20.56	$20.01	$20.00

Income from investment operations:
Net investment loss(2)	(0.05)	(0.03)	(0.16)	(0.00	)(3)
Net realized and unrealized
gain on investments(4)	0.53	1.38	0.73	0.01
Total from investment operations	0.48	1.35	0.57	0.01

Less distributions paid:
From net investment income	(0.44)	(0.19)	(0.02)	—
From net realized gains	(0.32)	(0.03)	—	—
Total distributions paid	(0.76)	(0.22)	(0.02)	—
Net Asset Value, End of Year/Period	$21.41	$21.69	$20.56	$20.01
Total Return(5)	2.28%	6.63%	2.85%	0.03%

Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$71,307	$68,982	$63,312	$5,802
Ratio of expenses
to average net assets(6)	0.80%	0.80%	0.81%	0.80%
Ratio of net investment loss
to average net assets(6)	(0.44%)	(0.14%)	(0.77%)	(0.80%)
Portfolio turnover rate(7)(8)	39.73%	146.32%	190.57%	4.29%

(1)	Commencement of investment operations.
(2)	Per share net investment loss was calculated using average shares outstanding method.
(3)	Amount between $(0.005) and $0.00 per share.
(4)
Net realized and unrealized gain per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized. Total return presented is total return of Net Asset Value. Total return of the Market Value is 2.09%.

(6)	Annualized for periods less than one year.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(8)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

RIVERPARK STRATEGIC INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

Institutional Class

	For the Six
	Months Ended
	March 31, 2024
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.54

Income from investment operations:
Net investment income(1)	0.35
Net realized and unrealized gain (loss) on investments(2)	0.17
Total from investment operations	0.52

Less distributions paid:
From net investment income	(0.35)
From net realized gains	—
Total distributions paid	(0.35)

Net Asset Value, End of Year/Period	$8.71
Total Return(3)	6.26%

Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$384,711

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses	1.09	%(7)
After waivers and reimbursements of expenses	1.09	%(7)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses	7.94%
After waivers and reimbursements of expenses	7.94%
Portfolio turnover rate(8)	60.32%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(3)	Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.94%.
(5)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.92%.
(6)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.91%.
(7)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.90%.
(8)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Financial Highlights (Continued)

Per Share Data for a Share Outstanding Throughout Each Year/Period

Year Ended September 30,
2023		2022		2021		2020		2019
$8.71		$9.33		$8.60		$9.10		$9.42

0.68		0.45		0.45		0.49		0.41
(0.14)		(0.55)		0.70		(0.51)		(0.30)
0.54		(0.10)		1.15		(0.02)		0.11

(0.71)		(0.52)		(0.42)		(0.48)		(0.43)
—		—		—		—		—
(0.71)		(0.52)		(0.42)		(0.48)		(0.43)

$8.54		$8.71		$9.33		$8.60		$9.10
6.55%		(1.27%)		13.59%		(0.10%)		1.17%

$352,180		$168,885		$195,997		$177,850		$281,043

0.98	%(4)	1.10	%(4)	1.18	%(5)	1.05	%(6)	1.12	%(7)
0.98	%(4)	1.10	%(4)	1.18	%(5)	1.05	%(6)	1.12	%(7)

7.92%		4.93%		4.94%		5.58%		4.41%
7.92%		4.93%		4.94%		5.58%		4.41%
104.44%		72.00%		89.00%		109.00%		39.00%

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Financial Highlights (Continued)

Per Share Data for a Share Outstanding Throughout Each Year/Period

Retail Class

	For the Six
	Months Ended
	March 31, 2024
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.56

Income from investment operations:
Net investment income(1)	0.34
Net realized and unrealized gain (loss) on investments(2)	0.17
Total from investment operations	0.51

Less distributions paid:
From net investment income	(0.32)
From net realized gains	—
Total distributions paid	(0.32)

Net Asset Value, End of Year/Period	$8.75
Total Return(3)	6.12%

Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$23,304

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses	1.34	%(4)
After waivers and reimbursements of expenses	1.34	%(4)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses	7.70%
After waivers and reimbursements of expenses	7.70%
Portfolio turnover rate(9)	60.32%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(3)	Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.15%.
(5)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.19%.
(6)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.11%.
(7)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.07%.
(8)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.08%.
(9)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

RIVERPARK STRATEGIC INCOME FUND

Financial Highlights (Continued)

Per Share Data for a Share Outstanding Throughout Each Year/Period

Year Ended September 30,
2023		2022		2021		2020		2019
$8.72		$9.33		$8.60		$9.09		$9.40

0.66		0.44		0.44		0.47		0.39
(0.13)		(0.56)		0.68		(0.50)		(0.30)
0.53		(0.12)		1.12		(0.03)		0.09

(0.69)		(0.49)		(0.39)		(0.46)		(0.40)
—		—		—		—		—
(0.69)		(0.49)		(0.39)		(0.46)		(0.40)

$8.56		$8.72		$9.33		$8.60		$9.09
6.30%		(1.41%)		13.44%		(0.36%)		1.02%

$19,781		$19,581		$13,070		$10,479		$18,367

1.23	%(5)	1.27	%(6)	1.33	%(7)	1.22	%(8)	1.33	%(6)
1.23	%(5)	1.27	%(6)	1.33	%(7)	1.22	%(8)	1.33	%(6)

7.65%		4.84%		4.80%		5.40%		4.20%
7.65%		4.84%		4.80%		5.40%		4.20%
104.44%		72.00%		89.00%		109.00%		39.00%

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements
March 31, 2024 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the “Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration Fund and RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.

The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The RiverPark Strategic Income Fund seeks high current income and capital appreciation consistent with the preservation of capital.

The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both Retail Class Shares and Institutional Class Shares. During the period ended March 31, 2024, only the Institutional Class Shares were operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares.

The RiverPark Strategic Income Fund was formerly a series of the RiverPark Funds Trust and commenced operations on September 30, 2013 (the “Predecessor Fund”).  After the close of business May 12, 2023, the assets of the Predecessor Fund were transferred to the RiverPark Strategic Income Fund, a series of the Trust, in a tax-free reorganization, which was approved by shareholders of the Predecessor Fund (the “Reorganization”). RiverPark Advisors, LLC previously served as the investment adviser to the Predecessor Fund and Cohanzick Management, LLC served as sub-adviser. Subsequent to the Reorganization, CrossingBridge Advisors, LLC, an affiliate of Cohanzick Management, LLC, serves as the RiverPark Strategic Income Fund’s investment adviser (the “Adviser”).

The RiverPark Strategic Income Fund offers both Institutional and Retail Class of shares.

The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by a Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies (“SPACs”), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

Options that are traded on a national securities exchange are valued at the last reported sale price on the exchange on which the security is principally traded.

Except for contracts maturing in two or fewer days, which are valued at the spot rate, forward currency contracts are valued at the midpoint prices calculated using an interpolation methodology that incorporates foreign-exchange prices obtained from an approved Independent Pricing Service for standard forward-settlement periods, such as one month, three months, six months, and one year.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the NAVs of  such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Investments are held at fair value. If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Adviser. The Board of Trustees has approved the Adviser as the Valuation Designee in accordance with Rule 2a-5 of the 1940 Act.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of March 31, 2024:

CrossingBridge Low Duration High Yield Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset-Backed Securities	$—	$37,030,140	$—	$37,030,140
Bank Loans	—	81,983,999	—	81,983,999
Commercial Paper	—	72,730,464	—	72,730,464
Common Stocks	—	344,023	—	344,023
Convertible Bonds	—	31,994,816	6,158,250	38,153,066
Corporate Bonds	—	415,125,981	6,886,846	422,012,827
Mortgage-Backed Securities	—	45,647,171	—	45,647,171
Preferred Stocks	10,343,070	—	—	10,343,070
Real Estate Investment Trusts	2,872,961	—	—	2,872,961
Special Purpose
Acquisition Companies	1,810,111	—	1,413	1,811,524
Warrants	1,108	—	—	1,108
Money Market Funds	77,308,166	—	—	77,308,166
Total Assets	$92,335,416	$684,856,594	$13,046,509	$790,238,519
Other Financial Instruments:
Forward Currency
Exchange Contracts(2)	$—	$2,043,191	$—	$2,043,191
Total Other
Financial Instruments	$—	$2,043,191	$—	$2,043,191

(1)	See the Schedule of Investments for industry classifications.
(2)	Forward currency exchange contracts not included on the Schedule of Investments and are reflected at the net unrealized appreciation (depreciation) on the instrument.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

CrossingBridge Responsible Credit Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset-Backed Securities	$—	$859,513	$—	$859,513
Bank Loans	—	7,711,216	—	7,711,216
Commercial Paper	—	4,244,556	—	4,244,556
Common Stocks	—	—	147,600	147,600
Convertible Bonds	—	796,470	—	796,470
Corporate Bonds	—	17,984,401	16,958	18,001,359
Preferred Stocks	457,808	—	—	457,808
Real Estate Investment Trusts	339,000	—	—	339,000
Money Market Funds	3,303,415	—	—	3,303,415
Total Assets	$4,100,223	$31,596,156	$164,558	$35,860,937
Other Financial Instruments:
Forward Currency
Exchange Contracts(2)	$—	$165,009	$—	$165,009
Total Other
Financial Instruments	$—	$165,009	$—	$165,009

(1)	See the Schedule of Investments for industry classifications.
(2)	Forward currency exchange contracts not included on the Schedule of Investments and are reflected at the net unrealized appreciation (depreciation) on the instrument.

CrossingBridge Ultra-Short Duration Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset-Backed Securities	$—	$10,627,870	$—	$10,627,870
Bank Loans	—	7,122,948	—	7,122,948
Commercial Paper	—	4,814,208	—	4,814,208
Convertible Bonds	—	7,028,380	925,650	7,954,030
Corporate Bonds	—	67,219,552	—	67,219,552
Mortgage-Backed Securities	—	9,940,866	—	9,940,866
Special Purpose
Acquisition Companies	—	—	—	—
Warrants	167	—	—	167
Money Market Funds	5,534,029	—	—	5,534,029
Total Assets	$5,534,196	$106,753,824	$925,650	$113,213,670
Other Financial Instruments:
Forward Currency
Exchange Contracts(2)	$—	$189,537	$—	$189,537
Total Other
Financial Instruments	$—	$189,537	$—	$189,537

(1)	See the Schedule of Investments for industry classifications.
(2)	Forward currency exchange contracts not included on the Schedule of Investments and are reflected at the net unrealized appreciation (depreciation) on the instrument.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

CrossingBridge Pre-Merger SPAC ETF

	Level 1	Level 2	Level 3	Total
Assets(1):
Commercial Paper	$—	$996,932	$—	$996,932
Special Purpose
Acquisition Companies	62,124,795	6,898,743	90	69,023,628
Warrants	4	3,022	—	3,026
Money Market Funds	1,320,573	—	—	1,320,573
Total Assets	$63,445,372	$7,898,697	$90	$71,344,159

(1)	See the Schedule of Investments for industry classifications.

RiverPark Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset-Backed Securities	$—	$5,981,778	$—	$5,981,778
Bank Loans	—	86,466,831	—	86,466,831
Commercial Paper	—	18,510,817	—	18,510,817
Common Stocks	1,436,560	—	2,122,487	3,559,047
Convertible Bonds	—	18,958,590	3,538,550	22,497,140
Corporate Bonds	—	216,286,869	2,677,352	218,964,221
Mortgage-Backed Securities	—	18,898,502	—	18,898,502
Preferred Stocks	6,640,504	—	—	6,640,504
Real Estate Investment Trusts	2,236,264	—	—	2,236,264
Special Purpose
Acquisition Companies	130,389	—	89	130,478
Warrants	1,332	—	—	1,332
Money Market Funds	19,680,729	—	—	19,680,729
Total Assets	$30,125,778	$365,103,387	$8,338,478	$403,567,643
Liabilities(1):
Corporate Bonds	$—	$8,068,604	$—	$8,068,604
Exchange Traded Funds	1,430,232	—	—	1,430,232
Total Liabilities	$1,430,232	$8,068,604	$—	$9,498,836
Other Financial Instruments:
Forward Currency
Exchange Contracts(2)	$—	$1,166,382	$—	$1,166,382
Written Options Contracts(3)	(67,113)	(79,955)	—	(147,068)
Total Other
Financial Instruments	$(67,113)	$1,086,427	$—	$1,019,314

(1)	See the Schedule of Investments for industry classifications.
(2)	Forward currency exchange contracts not included on the Schedule of Investments and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Written option contracts not included on the Schedule of Investments and are reflected at the market value of the instrument.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Yield Fund

	Convertible	Corporate	Special Purpose
	Bonds	Bonds	Acquisition Companies
Beginning Balance – October 1, 2023	$6,158,250	$9,053,892	$1,405
Purchases	—	1,800,655	—
Sales	—	—	—
Realized gains	—	—	—
Realized losses	—	—	—
Change in unrealized
appreciation (depreciation)	—	(75,008)	8
Transfer in/(out) of Level 3	—	(3,892,693)	—
Ending Balance – March 31, 2024	$6,158,250	$6,886,846	$1,413

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2024, includes the following:

Convertible	Corporate	Special Purpose
Bonds	Bonds	Acquisition Companies
$—	$(75,008)	$8

CrossingBridge Responsible Credit Fund
	Common Stocks	Corporate Bonds
Beginning Balance – October 1, 2023	$177,600	$755,008
Purchases	—	23,076
Sales	—	—
Realized gains	—	—
Realized losses	—	—
Change in unrealized appreciation (depreciation)	(30,000)	(3,601)
Transfer in/(out) of Level 3	—	(757,525)
Ending Balance – March 31, 2024	$147,600	$16,958

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2024, includes the following:

Common Stocks	Corporate Bonds
$(3,601)	$(30,000)

CrossingBridge Ultra-Short Duration Fund
	Convertible	Special Purpose
	Bonds	Acquisition Companies
Beginning Balance – October 1, 2023	$925,650	$—
Purchases	—	—
Sales	—	—
Realized gains	—	—
Realized losses	—	—
Change in unrealized appreciation (depreciation)	—	—
Transfer in/(out) of Level 3	—	—
Ending Balance – March 31, 2024	$925,650	$—

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2024, includes the following:

Convertible Bonds
$—

CrossingBridge Pre-Merger SPAC ETF
Special Purpose
Acquisition Companies
Beginning Balance – October 1, 2023	$388
Purchases	—
Sales	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation (depreciation)	(298)
Transfer in/(out) of Level 3	—
Ending Balance – March 31, 2024	$90

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2024, includes the following:

Special Purpose
Acquisition Companies
$(298)

RiverPark Strategic Income Fund

				Special Purpose
	Common	Convertible	Corporate	Acquisition
	Stocks	Bonds	Bonds	Companies	Warrants
Beginning Balance –
October 1, 2023	$2,553,888	$3,538,550	$3,666,946	$1,073	$—
Purchases	—	—	1,542,764	—	—
Sales	—	—	—	—	—
Realized gains	—	—	—	—	—
Realized losses	—	—	—	—	—
Change in unrealized
appreciation
(depreciation)	(431,401)	—	(150,507)	(984)	—
Transfer in/(out)
of Level 3	—	—	(2,381,851)	—	—
Ending Balance –
March 31, 2024	$2,122,487	$3,538,550	$2,677,352	$89	$—

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2024, includes the following:

Common	Convertible	Corporate	Special Purpose
Stocks	Bonds	Bonds	Acquisition Companies
$(431,401)	$—	$(150,507)	$(294)

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Corporate and Convertible Bonds	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
discounted cashflow, sum-of-the parts, competitive
comparable valuations, and liquidation analysis.

Special Purpose Acquisition	Upon separation, value based on public warrant pricing.
Companies (SPACs);	Prior to separation, valued at $0.
SPAC founders shares

Common Stock (Legended shares)	The firm applies a 25% discount to current market price
for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024:

CrossingBridge Low Duration High Yield Fund

	Fair Value			Range/Weighted
	March 31,	Valuation	Unobservable	Average
Description	2024	Methodologies	Input	Unobservable Input
Convertible Bonds	$6,158,250	Liquidation	Yield to	21.60%
		analysis	maturity
Corporate Bonds	$6,533,600	Liquidation	Transaction	N/A
		analysis	price
Corporate Bonds	$353,246	Liquidation	Transaction	N/A
		analysis	price
Corporate Bonds	$—	Liquidation	Transaction	N/A
		analysis	price
Special Purpose	$1,413	Market	Market price of	$0 – $1
Acquisition Companies*		comparable	similar asset

*	Table presents information for three securities which have been valued between $0.00 and $0.24 throughout the period.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

CrossingBridge Responsible Credit Fund

	Fair Value			Range/Weighted
	March 31,	Valuation	Unobservable	Average
Description	2024	Methodologies	Input	Unobservable Input
Common Stocks	$147,600	Market	Transaction	N/A
		comparable	price
Corporate Bonds	$16,958	Liquidation	Transaction	N/A
		analysis	price
Corporate Bonds	$—	Liquidation	Transaction	N/A
		analysis	price
CrossingBridge Ultra-Short Duration Fund

	Fair Value			Range/Weighted
	March 31,	Valuation	Unobservable	Average
Description	2024	Methodologies	Input	Unobservable Input
Convertible Bonds	$925,650	Liquidation	Yield to	21.60%
		analysis	maturity
Special Purpose	$—	Market	Market price of	$0
Acquisition Companies*		comparable	similar asset

*	Table presents information for one security which has been valued at $0.00 throughout the period.

CrossingBridge Pre-Merger SPAC ETF

	Fair Value			Range/Weighted
	March 31,	Valuation	Unobservable	Average
Description	2024	Methodologies	Input	Unobservable Input
Special Purpose	$90	Market	Market price of	$0 – $1
Acquisition Companies*		comparable	similar asset

*	Table presents information for two securities which have been valued between $0.00 and $0.06 throughout the period.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

RiverPark Strategic Income Fund
	Fair Value			Range/Weighted
	March 31,	Valuation	Unobservable	Average
Description	2024	Methodologies	Input	Unobservable Input
Common Stocks	$2,122,487	Market	Transaction	N/A
		comparable	price
Common Stocks	$—	Market	No current	N/A
		comparable	market
Convertible Bonds	$3,538,550	Liquidation	Yield to	21.60%
		analysis	maturity
Corporate Bonds	$1,558,303	Market	Transaction	N/A
		comparable	price
Corporate Bonds	$80,405	Discounted	Market	50-59%
		cash flow	discount
Corporate Bonds	$855,000	Market	Transaction	N/A
		comparable	price
Corporate Bonds	$183,644	Market	Transaction	N/A
		comparable	price
Corporate Bonds	$—	Market	Transaction	N/A
		comparable	price
Special Purpose	$89	Market	Market price of	$0 – $1
Acquisition Companies*		comparable	similar asset
Warrants**	$—	Liquidation	Market	$0
		analysis	assessment

*	Table presents information for two securities which have been valued between $0.00 and $0.06 throughout the period.
**	Table presents information for two securities, which have been valued between $0.00 and $0.01 throughout the period.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Federal Income Taxes

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended March 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended March 31, 2024, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

(d) Distributions to Shareholders

In general, the Mutual Funds will distribute any net investment income monthly and any net realized capital gains at least annually. The ETF will distribute any net investment income annually and any net realized capital gains at least annually. The Funds may make additional distributions if deemed to be desirable during the year. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Treatment of income and capital gain distributions for federal income tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

(f) Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of a Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are currently expensed up to 0.10% of average daily net assets of each Mutual Fund’s Institutional Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the Mutual Funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Withholding taxes on foreign interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(i) Loan Participation

When purchasing participation interests in a loan, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

(j) Derivatives

The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ investment objectives and limitations. The use of derivatives may involve additional investment risks, including counterparty credit risk, i.e., the risk that a Fund may experience delay in obtaining financial recovery in the event a counterparty experiences financial difficulty. To mitigate this risk, the Adviser will seek to effect derivative transactions with only counterparties that they believe are creditworthy.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the six months ended March 31, 2024, the monthly average quantity and notional value of derivatives are described below:

CrossingBridge Low Duration High Yield Fund
	Monthly Average	Monthly Average
	Contracts	Notional Value

Forward Currency Exchange Contracts	4	$89,576,053
Warrants	38,054,514	21,911

CrossingBridge Responsible Credit Fund
	Monthly Average	Monthly Average
	Contracts	Notional Value

Forward Currency Exchange Contracts	4	$7,008,808

CrossingBridge Ultra-Short Duration Fund
	Monthly Average	Monthly Average
	Contracts	Notional Value

Forward Currency Exchange Contracts	3	$7,750,088
Warrants	5,553	—

CrossingBridge Pre-Merger SPAC ETF
	Monthly Average	Monthly Average
	Contracts	Notional Value

Warrants	87,120	$8,955

RiverPark Strategic Income Fund
	Monthly Average	Monthly Average
	Contracts	Notional Value

Forward Currency Exchange Contracts	4	$47,913,831
Options Contracts	2,074	184,524
Warrants	21,082,028	226,494

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

Statement of Assets and Liabilities

Fair value of derivative instruments as of March 31, 2024 are described below:

CrossingBridge Low Duration High Yield Fund
Asset Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized appreciation	$2,043,191
of forward currency
exchange contracts
Warrants	Investments, at value	1,108

CrossingBridge Responsible Credit Fund
Asset Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized appreciation	$ 166,917
of forward currency
exchange contracts

Liability Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation	$ 1,908
of forward currency
exchange contracts

CrossingBridge Ultra-Short Duration Fund
Asset Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized appreciation	$ 189,537
of forward currency
exchange contracts
Warrants	Investments, at value	167

CrossingBridge Pre-Merger SPAC ETF
Asset Derivatives
Statement of Assets
	and Liabilities Location	Fair Value
Warrants	Investments, at value	$ 3,026

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

RiverPark Strategic Income Fund
	Asset Derivatives
	Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized appreciation	$1,166,382
	of forward currency
	exchange contracts
Warrants	Investments, at value	1,332

	Liability Derivatives
	Statement of Assets
	and Liabilities Location	Fair Value
Options Contracts	Written options, at value	$ 147,068

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2024 are described below:

CrossingBridge Low Duration High Yield Fund
Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(3,180,036)
Warrants*	(53,802)

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$1,507,746
Warrants*	33,591

CrossingBridge Responsible Credit Fund
Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(297,390)

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$121,664

CrossingBridge Ultra-Short Duration Fund
Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(1,765)

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$149,226
Warrants*	(27)

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

CrossingBridge Pre-Merger SPAC ETF
Amount of Realized
Gain (Loss) on Derivatives
Warrants*	$(24,569)

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Warrants*	$12,110

RiverPark Strategic Income Fund
Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(1,939,199)
Purchased Options Contracts*	43,883
Warrants*	1,909
Written Options Contracts	42,322

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$969,645
Purchased Options Contracts*	(40,875)
Warrants*	(9,592)
Written Options Contracts	(7,099)

*	Warrants and purchased options are included in the realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments, as applicable.

(k) LIBOR

The London Interbank Offered Rate (“LIBOR”) is an interest rate average calculated from estimates submitted by the leading banks in London. As of June 30, 2023, the ICE Benchmark Administration (“IBA”), as LIBOR administrator, ceased publication of U.S. dollar (“USD”) LIBOR for the most common tenors (overnight and one, three, six and twelve months), and as of December 31, 2021, the IBA had ceased publication of USD LIBOR for the less commonly used tenors of one week and two months as well as all tenors of non-USD LIBOR. Until September 30, 2024, the IBA will continue to publish the one-month, three-month and six-month USD LIBOR tenors using a synthetic methodology that is permanently unrepresentative of the underlying markets such tenors previously sought to measure. Use of the synthetic LIBOR tenors is permitted only for legacy contracts; all new use of synthetic USD LIBOR is prohibited. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds and the financial markets generally. The Secured Overnight Funding Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference rates in their respective markets. The transition from LIBOR could have a significant impact on the financial markets, including increased volatility

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments. The transition to an alternative interest rate may not be orderly, may occur over various time periods or may have unintended consequences.

(l) Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(3)	Federal Tax Matters

The tax character of distributions paid during the six months ended March 31, 2024 and fiscal year ended September 30, 2023 were as follows:

CrossingBridge Low Duration High Yield Fund
	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
Ordinary Income	$25,239,931	$40,273,760
Long Term Capital Gain	—	4,765,085

CrossingBridge Responsible Credit Fund
	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
Ordinary Income	$1,224,435	$2,264,257
Long Term Capital Gain	—	184,392

CrossingBridge Ultra-Short Duration Fund
	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
Ordinary Income	$2,951,123	$4,892,271
Long Term Capital Gain	—	223,506
CrossingBridge Pre-Merger SPAC ETF
	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
Ordinary Income	$2,433,903	$636,389
Long Term Capital Gain	22,213	—

RiverPark Strategic Income Fund
	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
Ordinary Income	$15,821,912	$21,490,196
Long Term Capital Gain	—	—

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2023.

As of September 30, 2023, the components of accumulated earnings on a tax basis were as follows:

	CrossingBridge	CrossingBridge	CrossingBridge
	Low Duration	Responsible	Ultra-Short
	High Yield Fund	Credit Fund	Duration Fund
Cost basis of investments for
federal income tax purposes	$647,663,089	$28,883,038	$95,828,473
Gross tax unrealized appreciation	$3,935,172	$387,152	$164,416
Gross tax unrealized depreciation	(18,981,099)	(434,248)	(895,201)
Total net tax unrealized appreciation
(depreciation) on investments	(15,045,927)	(47,096)	(730,785)
Undistributed ordinary income	1,377,736	45,177	73,422
Undistributed long-term capital gain	—	—	—
Total distributable earnings	1,377,736	45,177	73,422
Other accumulated earnings (losses)	(15,139,772)	(1,342,126)	(191,897)
Total accumulated earnings (losses)	$(28,807,963)	$(1,344,045)	$(849,260)

		CrossingBridge	RiverPark
		Pre-Merger	Strategic
		SPAC ETF	Income Fund
Cost basis of investments for
federal income tax purposes		$68,792,405	$390,633,616
Gross tax unrealized appreciation		$1,924,383	$3,626,388
Gross tax unrealized depreciation		(1,705,875)	(18,340,199)
Total net tax unrealized appreciation
(depreciation) on investments		218,508	(14,711,811)
Undistributed ordinary income		3,792,288	476,899
Undistributed long-term capital gain		22,146	—
Total distributable earnings		3,814,434	476,899
Other accumulated earnings (losses)		—	(73,311,684)
Total accumulated earnings (losses)		$4,032,942	$(87,546,596)

Investments for federal income tax purposes in the above table include foreign currencies and derivatives. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments and tax treatment of Passive Foreign Investment Companies.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

At September 30, 2023, the Funds had the following capital loss carryovers which will be carried forward indefinitely to offset future realized capital gains:

	Short-Term	Long-Term
CrossingBridge Low Duration High Yield Fund	$(8,374,729)	$(6,762,935)
CrossingBridge Responsible Credit Fund	(741,351)	(600,776)
CrossingBridge Ultra-Short Duration Fund	(69,669)	(122,228)
CrossingBridge Pre-Merger SPAC ETF	—	—
RiverPark Strategic Income Fund	(10,336,254)	(62,981,108)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2023, the following reclassifications were made on the Statements of Asset and Liabilities due to permanent tax differences:

Total
	Paid-in	distributable
	capital	earnings
CrossingBridge Low Duration High Yield Fund	$—	$—
CrossingBridge Responsible Credit Fund	—	—
CrossingBridge Ultra-Short Duration Fund	—	—
CrossingBridge Pre-Merger SPAC ETF	25,931	(25,931)
RiverPark Strategic Income Fund	25,113	(25,113)

(4)	Investment Adviser

The Trust has an investment advisory agreement with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of this agreement, the Trust, on behalf of the Mutual Funds, compensates the Adviser for its investment advisory services at the annual rate of 0.65% of each Mutual Fund’s respective average daily net assets.

In addition, pursuant to a separate investment advisory agreement between the Trust, on behalf of the ETF, and the Adviser, the Adviser is responsible for managing the ETF in accordance with its investment objectives.  For the services it provides the ETF, the ETF pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the ETF’s average daily net assets.  Under this agreement, the Adviser has agreed to pay all expenses of the ETF except interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser.

With respect to the Mutual Funds, the Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses at least through January 31, 2025 for the CrossingBridge Low Duration High Yield Fund, CrossingBridge Ultra-Short Duration Fund and CrossingBridge Responsible Credit

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

Fund, and May 12, 2025 for the RiverPark Strategic Income Fund, to the extent necessary to ensure that a Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution (12b-1) fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by a Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) (the “Expense Limitation Cap”) does not exceed 0.80% of the respective average daily net assets of the CrossingBridge Low Duration High Yield Fund, CrossingBridge Ultra-Short Duration Fund and CrossingBridge Responsible Credit Fund, or 0.82% of the average daily net assets of the RiverPark Strategic Income Fund.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursement will not cause a Mutual Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment. During the six months ended March 31, 2024, the Adviser recouped $37,602 of previously waived expenses in the CrossingBridge Low Duration High Yield Fund. The following table shows the remaining waiver or reimbursed expenses for the Mutual Funds subject to potential recovery expiring:

	Expiring:
	9/30/24	9/30/25	9/30/26	3/31/27
CrossingBridge Low
Duration High Yield Fund	$—	$—	$—	$—
CrossingBridge
Responsible Credit Fund	58,237	182,884	191,487	98,408
CrossingBridge
Ultra-Short Duration Fund	58,690	138,941	125,503	58,256
RiverPark Strategic Income Fund	—	—	—	—

(5)	Distribution and Shareholder Servicing Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the CrossingBridge Low Duration High Yield Fund, which authorizes the Fund to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of the Fund’s Retail Class Shares for services to prospective Fund shareholders and distribution of Fund shares. The Fund incurred no fees pursuant to the 12b-1 Plan during the six months ended March 31, 2024 as the Investor Class was not operational during the year.

The Trust has adopted a 12b-1 Plan on behalf of the RiverPark Strategic Income Fund, which authorizes the Fund to pay the Distributor a distribution fee of 0.25% of the Fund’s average daily net assets of the Fund’s Retail Class Shares for services to prospective Fund shareholders and distribution of Fund shares. The RiverPark Strategic

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

Income Fund Retail Class Shares incurred $26,139 of fees pursuant to the 12b-1 Plan during the six months ended March 31, 2024 and owes $10,139 of fees related to the 12b-1 Plan as of March 31, 2024. The Mutual Funds have adopted a Shareholder Servicing Plan to pay for shareholder support services from the applicable Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.15% of the applicable Fund’s average daily net assets. Currently, the shareholder servicing fee authorized for the CrossingBridge Low Duration Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund is up to 0.10% and RiverPark Strategic Income Fund is up to 0.11%; however, the fee may be increased up to 0.15% of a Fund’s daily net assets, at any time. Each Mutual Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details the fees incurred for the Mutual Funds pursuant to the Shareholder Servicing Plan during the six months ended March 31, 2024, as well as the fees owed as of March 31, 2024.

	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$330,129	$262,152
CrossingBridge Responsible Credit Fund	15,584	10,650
CrossingBridge Ultra-Short Duration Fund	50,523	10,767
RiverPark Strategic Income Fund	213,407	23,771

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds and provides pricing services to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the six months ended March 31, 2024, and owed as of March 31, 2024, are as follows:

Fund Administration, Accounting and Pricing	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$183,049	$61,272
CrossingBridge Responsible Credit Fund	40,631	11,368
CrossingBridge Ultra-Short Duration Fund	42,907	13,978
RiverPark Strategic Income Fund	115,181	35,527

Transfer Agency	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$85,839	$29,155
CrossingBridge Responsible Credit Fund	15,291	4,722
CrossingBridge Ultra-Short Duration Fund	19,680	6,105
RiverPark Strategic Income Fund	33,467	6,787

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

Custody	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$30,020	$15,067
CrossingBridge Responsible Credit Fund	9,239	3,939
CrossingBridge Ultra-Short Duration Fund	8,968	4,158
RiverPark Strategic Income Fund	17,389	6,735

Under the terms of a Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency and Custody fees for the ETF.

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. The Mutual Funds’ allocation of the Trust’s Chief Compliance Officer fees incurred for the six months ended March 31, 2024, and owed as of March 31, 2024, is as follows:

	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$6,313	$2,333
CrossingBridge Responsible Credit Fund	6,313	2,333
CrossingBridge Ultra-Short Duration Fund	6,313	2,333
RiverPark Strategic Income Fund	6,405	2,376

Under the terms of a Fund Servicing Agreement, the Adviser pays the Chief Compliance Officer fees for the ETF.

The CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund also have a line of credit with U.S. Bank (See Note 11).

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

CrossingBridge Low Duration High Yield Fund

	Six Months ended	Year ended
	March 31, 2024	September 30, 2023
Shares sold	23,908,315	32,117,123
Shares reinvested	2,255,968	3,725,506
Shares redeemed	(9,409,172)	(28,435,351)
Net increase	16,755,111	7,407,278

CrossingBridge Responsible Credit Fund
	Six Months ended	Year ended
	March 31, 2024	September 30, 2023
Shares sold	1,409,759	965,416
Shares reinvested	111,342	212,032
Shares redeemed	(661,609)	(457,163)
Net increase	859,492	720,285

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

CrossingBridge Ultra-Short Duration Fund
	Six Months ended	Year ended
	March 31, 2024	September 30, 2023
Shares sold	2,274,277	5,078,593
Shares reinvested	77,258	57,503
Shares redeemed	(855,973)	(2,448,647)
Net increase	1,495,562	2,687,449

CrossingBridge Pre-Merger SPAC ETF
	Six Months ended	Year ended
	March 31, 2024	September 30, 2023
Shares sold	220,000	690,000
Shares reinvested	—	—
Shares redeemed	(70,000)	(590,000)
Net increase	150,000	100,000

RiverPark Strategic Income Fund – Institutional Class
	Six Months ended	Year ended
	March 31, 2024	September 30, 2023
Shares sold	8,821,950	30,507,810
Shares reinvested	1,734,354	2,311,864
Shares redeemed	(7,636,544)	(10,979,792)
Net increase	2,919,760	21,839,882

RiverPark Strategic Income Fund – Retail Class
	Six Months ended	Year ended
	March 31, 2024	September 30, 2023
Shares sold	820,947	1,317,171
Shares reinvested	88,548	173,909
Shares redeemed	(557,620)	(1,424,814)
Net increase	351,875	66,266

(8)	Creation and Redemption Transactions

Shares of the CrossingBridge Pre-Merger SPAC ETF are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”). The ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the ETF’s total assets minus the ETF’s total liabilities divided by the total number of

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Only “Authorized Participants” may purchase or redeem shares directly from the ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the ETF is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, nonstandard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of ETF shareholders.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the ETF will be issued to such authorized participant notwithstanding the fact that the ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ETF for losses, if any.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

(9)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended March 31, 2024 are summarized below:

	Purchases	Sales
CrossingBridge Low Duration High Yield Fund	$483,627,023	$365,605,358
CrossingBridge Responsible Credit Fund	28,737,775	23,365,974
CrossingBridge Ultra-Short Duration Fund	45,771,884	38,512,895
CrossingBridge Pre-Merger SPAC ETF	35,220,510	25,925,282
RiverPark Strategic Income Fund	266,682,661	192,371,564

The above purchases and sales exclude any in-kind transactions associated with creations and redemptions.  During the six months ended March 31, 2024, the CrossingBridge Pre-Merger SPAC had $12,510 of creations in-kind and $0 of redemptions in-kind.

There were no purchases or sales of U.S. government securities in the Funds.

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At March 31, 2024, Charles Schwab & Co., Inc. held 59.61% of the CrossingBridge Low Duration High Yield Fund, 54.99% of the CrossingBridge Responsible Credit Fund, 66.28% of the CrossingBridge Pre-Merger SPAC ETF, and 51.18% of the RiverPark Strategic Income Fund, respectively. National Financial Services LLC held 82.33% of the CrossingBridge Ultra-Short Duration Fund and 39.13% of the RiverPark Strategic Income Fund at March 31, 2024.

(11)	Line of Credit

The CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund and RiverPark Strategic Income Fund (“Borrowing Funds”) and U.S. Bank, N.A. have entered into an umbrella line of credit agreement in the amount of up to $75,000,000, which matures on August 3, 2024. This unsecured line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Borrowing Funds. The maximum borrowing can not exceed 20% of the gross market value or 33.33% of the net market value of a Borrowing Fund’s unencumbered assets. Interest on amounts borrowed under the line of credit will be accrued at the prime rate. No Fund drew on the line of credit during the six months ended March 31, 2024.

(12)	Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On April 26, 2024, the CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund and RiverPark

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2024 (Unaudited)

Strategic Income Fund declared and paid an income distribution of $4,452,918, $225,908, $573,174 and $1,996,891, respectively, to their Institutional Class shareholders of record on April 25, 2024.  The RiverPark Strategic Income Fund also made a distribution to its Retail Class shareholders on these same dates for $115,008.

(13)	Recent Market Events

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. The impact of COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Funds.

CROSSINGBRIDGE FUNDS
Additional Information
(Unaudited)

Tax Information

For the fiscal year or period ended September 30, 2023, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

CrossingBridge Low Duration High Yield Fund	0.58%
CrossingBridge Responsible Credit Fund	6.25%
CrossingBridge Ultra-Short Duration Fund	5.84%
CrossingBridge Pre-Merger SPAC ETF	13.46%
RiverPark Strategic Income Fund	0.00%

For the fiscal year or period ended September 30, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

CrossingBridge Low Duration High Yield Fund	0.05%
CrossingBridge Responsible Credit Fund	0.00%
CrossingBridge Ultra-Short Duration Fund	0.20%
CrossingBridge Pre-Merger SPAC ETF	0.61%
RiverPark Strategic Income Fund	0.67%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year or period ended September 30, 2023 were as follows:

CrossingBridge Low Duration High Yield Fund	0.05%
CrossingBridge Responsible Credit Fund	0.00%
CrossingBridge Ultra-Short Duration Fund	0.20%
CrossingBridge Pre-Merger SPAC ETF	0.61%
RiverPark Strategic Income Fund	0.52%

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-898-2780.

Other
			Number of		Directorships
		Term of	Portfolios	Principal	Held by
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Trustee During
Address, and	Held with	Length of	Overseen by	During the Past	the Past
Year of Birth	the Trust	Time Served	the Trustee	Five Years	Five Years
Independent Trustees

Michael D.	Trustee	Indefinite	31	Professor	Independent
Akers, Ph.D.		Term; Since		Emeritus,	Trustee, USA
615 E. Michigan St.		August 22,		Department of	MUTUALS
Milwaukee, WI 53202		2001		Accounting	(an open-end
Year of Birth: 1955				(June 2019–	investment
				present);	company)
				Professor,	(2001–2021).
Department of
Accounting
(2004–2019);
Marquette
University.

Gary A. Drska	Trustee	Indefinite	31	Retired; Former	Independent
615 E. Michigan St.		Term; Since		Pilot, Frontier/	Trustee, USA
Milwaukee, WI 53202		August 22,		Midwest Airlines,	MUTUALS
Year of Birth: 1956		2001		Inc. (airline	(an open-end
				company)	investment
				(1986–2021).	company)
(2001–2021).

Vincent P. Lyles	Trustee	Indefinite	31	Executive	Independent
615 E. Michigan St.		Term; Since		Director,	Director, BMO
Milwaukee, WI 53202		April 6,		Milwaukee	Funds, Inc.
Year of Birth: 1961		2022		Succeeds	(an open-end
				(education	investment
				advocacy	company)
				organization)	(2017–2022).
(2023–present);
System Vice
President of
Community
Relations,
Advocate
Aurora Health
Care (health
care provider)
(2019–2022).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
			Number of		Directorships
		Term of	Portfolios	Principal	Held by
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Trustee During
Address, and	Held with	Length of	Overseen by	During the Past	the Past
Year of Birth	the Trust	Time Served	the Trustee	Five Years	Five Years
Erik K. Olstein	Trustee	Indefinite	31	Retired;	N/A
615 E. Michigan St.		Term; Since		President and
Milwaukee, WI 53202		April 6,		Chief Operating
Year of Birth: 1967		2022		Officer (2000–
2020), Olstein
Capital
Management,
L.P. (asset
management firm).

Lisa Zúñiga Ramírez	Trustee	Indefinite	31	Retired;	Director,
615 E. Michigan St.		Term; Since		Principal and	Peoples
Milwaukee, WI 53202		April 6,		Senior Portfolio	Financial
Year of Birth: 1969		2022		Manager, Segall,	Services Corp.
				Bryant & Hamill,	(a publicly
				LLC (asset	traded bank
				management	holding
				firm) (2018–	company
				2020).	(2022–present);
Independent
Director,
Century
Communities,
Inc. (a publicly-
traded
homebuilding
company)
(October
2023–present).

Gregory M. Wesley	Trustee	Indefinite	31	Senior Vice	N/A
615 E. Michigan St.		Term; Since		President of
Milwaukee, WI 53202		April 6,		Strategic
Year of Birth: 1969		2022		Alliances and
Business
Development,
Medical College
of Wisconsin
(2016–present).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
			Number of		Directorships
		Term of	Portfolios	Principal	Held by
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Trustee During
Address, and	Held with	Length of	Overseen by	During the Past	the Past
Year of Birth	the Trust	Time Served	the Trustee	Five Years	Five Years
Interested Trustee and Officers

John P. Buckel*	Chairperson,	Indefinite	31	Vice President,	N/A
615 E. Michigan St.	Trustee,	Term;		U.S. Bancorp
Milwaukee, WI 53202	President	Chairperson		Fund Services,
Year of Birth: 1957	and	and Trustee		LLC (2004–
	Principal	(since		present).
	Executive	January 19,
	Officer	2023);
President and
Principal
Executive
Officer (since
January 24,
2013)

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

Deanna B. Marotz	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	October 21,		Bancorp Fund
Year of Birth: 1965	Vice	2021		Services, LLC
	President			(2021–present);
	and			Chief Compliance
	Anti-Money			Officer, Keeley-
	Laundering			Teton Advisors,
	Officer			LLC and Teton
Advisors, Inc
(2017–2021).

Jay S. Fitton	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp
Milwaukee, WI 53202		July 22,		Fund Services,
Year of Birth: 1970		2019		LLC (2019–
present); Partner,
Practus, LLP
(2018–2019).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
			Number of		Directorships
		Term of	Portfolios	Principal	Held by
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Trustee During
Address, and	Held with	Length of	Overseen by	During the Past	the Past
Year of Birth	the Trust	Time Served	the Trustee	Five Years	Five Years
Kelly A. Strauss	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

Shannon Coyle	Assistant	Indefinite	N/A	Officer, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund
Milwaukee, WI 53202		August 26,		Services, LLC
Year of Birth: 1990		2022		(2015–present).

Marissa Pawlinski	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Secretary	Term; Since		President, U.S.
Milwaukee, WI 53202		January 2024		Bancorp Fund
Year of Birth: 1996				Services, LLC
(since 2023);
Regulatory
Administration
Attorney, U.S.
Bancorp Fund
Services, LLC
(since 2022);
Judicial Law
Clerk Milwaukee
County Circuit
Court (2021–2022);
Legal Intern,
City of Brookfield
(2020–2021);
Student,
Marquette
University
Law School
(2019–2021).

*	Mr. Buckel is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

 (This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds’ toll-free at 1-888-898-2780. A description of these policies and procedures is also included in a Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

A Fund’s proxy voting record for the most recent 12-month period ended June 30 (as applicable) is available without charge, upon request, by calling, toll-free, 1-888-898-2780, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view a Fund’s filings (as applicable) on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-2780 to request individual copies of these documents. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the CrossingBridge Pre-Merger SPAC ETF trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the ETF is available without charge, on the ETF’s website at www.crossingbridgefunds.com.

CROSSINGBRIDGE FUNDS

Investment Adviser	CrossingBridge Advisors, LLC
427 Bedford Road, Suite 220
Pleasantville, New York 10570

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributors	Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, Principal Executive Officer

Date:    June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, Principal Executive Officer

Date:    June 3, 2024

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Principal Financial Officer

Date:    June 3, 2024

* Print the name and title of each signing officer under his or her signature.